Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (4.2%)
*	RBC Bearings Inc.	72,232	17,117
	Commercial Metals Co.	306,338	15,078
	UFP Industries Inc.	151,294	12,385
*	Livent Corp.	410,465	11,489
	Balchem Corp.	80,601	11,349
	Cabot Corp.	140,849	10,369
	Mueller Industries Inc.	141,590	9,737
	Avient Corp.	230,652	7,983
	Sensient Technologies Corp.	106,276	7,940
	Hecla Mining Co.	1,402,290	7,643
*	Ingevity Corp.	96,645	7,564
	Boise Cascade Co.	100,127	7,413
	Innospec Inc.	62,702	6,953
	Quaker Chemical Corp.	34,363	6,762
*	Arconic Corp.	260,189	6,200
	Stepan Co.	54,032	6,028
	Carpenter Technology Corp.	120,826	4,961
	Minerals Technologies Inc.	82,168	4,954
	Sylvamo Corp.	90,002	4,868
	Worthington Industries Inc.	79,664	4,520
	Tronox Holdings plc Class A	296,465	4,189
	Materion Corp.	51,635	4,160
*	Constellium SE Class A	319,524	3,978
	Compass Minerals International Inc.	86,681	3,844
	Kaiser Aluminum Corp.	40,174	3,632
*	Novagold Resources Inc.	605,131	3,492
*	Perimeter Solutions SA	308,457	3,344
*,1	Uranium Energy Corp.	811,322	3,148
	Orion Engineered Carbons SA	153,278	2,879
	Mativ Holdings Inc.	137,573	2,857
	AdvanSix Inc.	68,895	2,836
*,1	Energy Fuels Inc.	394,707	2,739
	GrafTech International Ltd.	490,661	2,650
*	Piedmont Lithium Inc.	43,871	2,530
*	Coeur Mining Inc.	704,643	2,466
*	US Silica Holdings Inc.	187,567	2,455
*	Resolute Forest Products Inc.	116,292	2,454
	Schnitzer Steel Industries Inc. Class A	65,813	2,259
*	TimkenSteel Corp.	117,624	2,200
	Hawkins Inc.	49,227	2,048
*	Ecovyst Inc.	191,702	1,781
	American Vanguard Corp.	73,625	1,693

		Shares	Market Value ($000)
*	Clearwater Paper Corp.	42,542	1,660
	Haynes International Inc.	31,094	1,553
	Koppers Holdings Inc.	51,421	1,532
*	Origin Materials Inc.	264,938	1,476
	Ryerson Holding Corp.	49,083	1,448
*	LSB Industries Inc.	80,442	1,241
*	Rayonier Advanced Materials Inc.	155,603	1,204
*	Century Aluminum Co.	131,233	1,182
*	Intrepid Potash Inc.	28,323	1,021
*	5E Advanced Materials Inc.	83,533	936
*	Northwest Pipe Co.	24,592	921
	Olympic Steel Inc.	24,549	861
*,1	Amyris Inc.	495,342	857
	Omega Flex Inc.	8,405	808
	Tredegar Corp.	68,043	704
*	Ur-Energy Inc.	526,113	695
*	Alto Ingredients Inc.	184,010	642
	FutureFuel Corp.	65,412	578
*	Dakota Gold Corp.	128,196	433
*,1	Ivanhoe Electric Inc.	36,329	383
	Glatfelter Corp.	110,191	382
*	Unifi Inc.	35,489	311
*,1	Hycroft Mining Holding Corp.	381,649	275
*	Polymet Mining Corp.	75,287	226
	Valhi Inc.	5,884	131
			256,407
Consumer Discretionary (12.7%)
	Texas Roadhouse Inc. Class A	169,654	16,850
	Murphy USA Inc.	54,728	16,189
*	Crocs Inc.	153,647	15,518
*	Light & Wonder Inc.	239,151	15,490
	Wingstop Inc.	75,925	12,566
*	Fox Factory Holding Corp.	107,427	11,398
	TEGNA Inc.	563,615	11,126
	Academy Sports & Outdoors Inc.	209,443	10,573
*	Asbury Automotive Group Inc.	56,074	10,521
*	Visteon Corp.	70,400	10,335
*	Hilton Grand Vacations Inc.	222,381	9,789
*	Chegg Inc.	315,080	9,402
*	Adient plc	240,473	9,364
*	Taylor Morrison Home Corp. Class A	277,871	8,445
	Foot Locker Inc.	207,013	8,239
*	National Vision Holdings Inc.	198,760	8,042
*	Goodyear Tire & Rubber Co.	710,498	7,972
*	Meritage Homes Corp.	91,929	7,944
	Signet Jewelers Ltd.	115,989	7,539
	Group 1 Automotive Inc.	38,750	7,492
*	Topgolf Callaway Brands Corp.	354,350	7,424
*	Skyline Champion Corp.	135,071	7,022
	Papa John's International Inc.	82,582	6,876
	Steven Madden Ltd.	197,738	6,830
*	elf Beauty Inc.	122,725	6,745
	Cracker Barrel Old Country Store Inc.	57,573	6,609
	KB Home	199,594	6,265
	LCI Industries	62,906	6,219
	American Eagle Outfitters Inc.	390,969	6,185
	Kontoor Brands Inc.	140,764	6,116
	International Game Technology plc	248,931	6,109

		Shares	Market Value ($000)
*	SeaWorld Entertainment Inc.	106,562	6,080
	Graham Holdings Co. Class B	9,431	6,071
*	Gentherm Inc.	83,792	5,999
*	Spirit Airlines Inc.	276,332	5,999
*	Dorman Products Inc.	66,737	5,982
*	Helen of Troy Ltd.	60,202	5,932
	Red Rock Resorts Inc. Class A	128,418	5,787
	Dana Inc.	326,233	5,745
*	Sonos Inc.	323,510	5,671
	Rush Enterprises Inc. Class A	107,496	5,539
*	ODP Corp.	107,769	5,187
*	Cavco Industries Inc.	22,540	5,176
	John Wiley & Sons Inc. Class A	108,883	5,162
*	LGI Homes Inc.	51,886	5,154
*	Sabre Corp.	824,387	5,037
	Bloomin' Brands Inc.	223,614	5,036
*	Boot Barn Holdings Inc.	74,631	5,026
*	Shake Shack Inc. Class A	95,082	5,001
*	frontdoor Inc.	209,855	4,904
*,1	Luminar Technologies Inc. Class A	625,225	4,789
*	Adtalem Global Education Inc.	113,479	4,721
*	Tri Pointe Homes Inc.	255,647	4,714
	MDC Holdings Inc.	144,962	4,701
	Strategic Education Inc.	57,468	4,701
*	Urban Outfitters Inc.	161,979	4,688
	Winnebago Industries Inc.	78,480	4,598
	PriceSmart Inc.	62,203	4,419
	Cheesecake Factory Inc.	124,434	4,360
	Inter Parfums Inc.	45,416	4,328
*	Dave & Buster's Entertainment Inc.	108,865	4,318
	Oxford Industries Inc.	38,257	4,318
*	Duolingo Inc.	59,687	4,158
*	Coursera Inc.	288,586	4,023
*	KAR Auction Services Inc.	290,466	3,991
*	Central Garden & Pet Co. Class A	101,696	3,973
*	Vista Outdoor Inc.	141,715	3,964
	MillerKnoll Inc.	192,180	3,919
	Jack in the Box Inc.	53,633	3,878
	Acushnet Holdings Corp.	85,244	3,874
*	Cinemark Holdings Inc.	275,579	3,751
*	XPEL Inc.	54,487	3,735
	Dillard's Inc. Class A	10,373	3,731
*	Brinker International Inc.	109,885	3,676
	Monro Inc.	80,838	3,676
*	Everi Holdings Inc.	218,822	3,659
*	Stride Inc.	102,955	3,646
	Laureate Education Inc. Class A	341,901	3,583
*	iRobot Corp.	67,887	3,536
*	Knowles Corp.	226,694	3,536
	Century Communities Inc.	72,785	3,505
	Buckle Inc.	76,325	3,354
*	Allegiant Travel Co.	39,283	3,245
	Rent-A-Center Inc.	134,338	3,236
*,1	Fisker Inc.	411,651	3,186
*	Sally Beauty Holdings Inc.	270,660	3,183
*,1	Sweetgreen Inc. Class A	221,566	3,175
*	Madison Square Garden Entertainment Corp.	65,163	3,136
	Scholastic Corp.	75,373	3,099

		Shares	Market Value ($000)
*	Liberty Media Corp.- Liberty Braves Class C	95,097	3,098
*	M/I Homes Inc.	68,253	3,084
	HNI Corp.	104,169	3,021
*	Abercrombie & Fitch Co. Class A	125,795	3,017
*	American Axle & Manufacturing Holdings Inc.	286,205	2,979
*	Malibu Boats Inc. Class A	51,543	2,975
	La-Z-Boy Inc.	108,723	2,961
*	Clean Energy Fuels Corp.	428,752	2,898
*	Overstock.com Inc.	107,744	2,868
*	Monarch Casino & Resort Inc.	33,675	2,857
	Krispy Kreme Inc.	181,812	2,804
	Dine Brands Global Inc.	37,532	2,800
*	Revolve Group Inc.	103,489	2,734
[1]	Camping World Holdings Inc. Class A	97,388	2,681
	Sonic Automotive Inc. Class A	50,402	2,678
*	Udemy Inc.	182,578	2,591
*	ACV Auctions Inc. Class A	291,894	2,580
*	Figs Inc. Class A	322,713	2,527
*	Cars.com Inc.	170,785	2,524
*	PROG Holdings Inc.	126,893	2,499
*	iHeartMedia Inc. Class A	304,960	2,452
*	Perdoceo Education Corp.	170,619	2,448
	Gray Television Inc.	207,383	2,426
	Matthews International Corp. Class A	75,849	2,401
	Sturm Ruger & Co. Inc.	43,598	2,395
*	G-III Apparel Group Ltd.	110,684	2,394
*	PowerSchool Holdings Inc. Class A	115,541	2,358
*	SkyWest Inc.	126,685	2,337
*,1	Bally's Corp.	92,107	2,303
*	Golden Entertainment Inc.	51,037	2,261
*	EW Scripps Co. Class A	148,583	2,226
	Wolverine World Wide Inc.	195,694	2,192
	Hibbett Inc.	32,613	2,174
	Designer Brands Inc. Class A	142,014	2,173
	Caleres Inc.	89,212	2,155
*	Lions Gate Entertainment Corp. Class B	295,371	2,103
*	Qurate Retail Inc. Series A	889,730	2,091
*	Poshmark Inc. Class A	116,672	2,080
*	Imax Corp.	119,565	2,019
	Arko Corp.	211,679	1,996
	RCI Hospitality Holdings Inc.	21,780	1,982
	Standard Motor Products Inc.	50,920	1,956
	Sinclair Broadcast Group Inc. Class A	101,769	1,889
*	QuinStreet Inc.	131,127	1,866
*	BJ's Restaurants Inc.	57,805	1,854
*	Chico's FAS Inc.	310,922	1,825
	Franchise Group Inc.	69,789	1,818
*	Hawaiian Holdings Inc.	129,815	1,804
*	GoPro Inc. Class A	328,279	1,799
	Guess? Inc.	86,561	1,797
*	Denny's Corp.	142,440	1,786
*	MarineMax Inc.	53,772	1,776
*	Vizio Holding Corp. Class A	172,292	1,773
	Steelcase Inc. Class A	221,106	1,753
*	Genesco Inc.	33,176	1,732
	Winmark Corp.	7,130	1,711
*	Sun Country Airlines Holdings Inc.	83,592	1,689
*	OneSpaWorld Holdings Ltd.	167,583	1,671

		Shares	Market Value ($000)
*	Green Brick Partners Inc.	68,499	1,656
*	Corsair Gaming Inc.	97,010	1,637
*	TravelCenters of America Inc.	31,866	1,630
	Ethan Allen Interiors Inc.	57,194	1,627
*	Boston Omaha Corp. Class A	56,378	1,615
	Interface Inc. Class A	148,416	1,607
*	Stoneridge Inc.	66,717	1,581
*	Sleep Number Corp.	54,031	1,580
	A-Mark Precious Metals Inc.	45,650	1,575
*	AMC Networks Inc. Class A	76,888	1,535
*	2U Inc.	189,669	1,523
*	Viad Corp.	51,241	1,517
*	Chuy's Holdings Inc.	47,696	1,511
*	Stagwell Inc.	200,212	1,494
*,1	Bowlero Corp.	102,093	1,425
	Ruth's Hospitality Group Inc.	81,212	1,422
	Big Lots Inc.	71,751	1,399
*	Life Time Group Holdings Inc.	106,141	1,362
	Smith & Wesson Brands Inc.	114,588	1,349
[1]	Ermenegildo Zegna NV	119,597	1,314
*,1	Blink Charging Co.	91,719	1,273
	Movado Group Inc.	39,113	1,259
*	Accel Entertainment Inc. Class A	145,277	1,242
*	Frontier Group Holdings Inc.	94,660	1,234
*	Thryv Holdings Inc.	64,101	1,229
*	Portillo's Inc. Class A	59,038	1,192
	Haverty Furniture Cos. Inc.	37,358	1,178
*	Master Craft Boat Holdings Inc.	45,306	1,165
	Shoe Carnival Inc.	43,881	1,159
*	Children's Place Inc.	32,567	1,156
*	Rover Group Inc. Class A	233,970	1,128
*	America's Car-Mart Inc.	15,421	1,122
*	Lions Gate Entertainment Corp. Class A	144,307	1,103
*	Instructure Holdings Inc.	43,580	1,094
*	Sportsman's Warehouse Holdings Inc.	109,490	1,075
*	ContextLogic Inc. Class A	1,460,929	1,072
*	Clear Channel Outdoor Holdings Inc.	933,328	1,055
*	Liquidity Services Inc.	61,917	1,033
*	Beazer Homes USA Inc.	75,284	1,028
*	Central Garden & Pet Co.	24,760	1,016
*	Destination XL Group Inc.	147,762	984
*	Integral Ad Science Holding Corp.	98,566	981
	Marcus Corp.	60,203	978
*	Xponential Fitness Inc. Class A	44,007	974
*	OneWater Marine Inc. Class A	28,677	937
	Aaron's Co. Inc.	76,145	928
*	Zumiez Inc.	39,479	918
*	Gannett Co. Inc.	366,409	916
*	Lovesac Co.	35,026	912
	European Wax Center Inc. Class A	62,130	901
	Rush Enterprises Inc. Class B	16,708	885
	Build-A-Bear Workshop Inc.	36,288	862
*,1	Sonder Holdings Inc.	480,084	850
	Carriage Services Inc. Class A	33,707	848
	Entravision Communications Corp. Class A	151,529	843
*	Liberty Media Corp.- Liberty Braves Class A	25,460	843
*	Playstudios Inc.	200,849	840
*	Arlo Technologies Inc.	219,591	839

		Shares	Market Value ($000)
*	Stitch Fix Inc. Class A	204,139	825
	Global Industrial Co.	32,711	805
*	Daily Journal Corp.	2,861	787
*	Kura Sushi USA Inc. Class A	11,823	777
*	Lindblad Expeditions Holdings Inc.	85,437	776
	Johnson Outdoors Inc. Class A	13,618	770
*	Funko Inc. Class A	80,806	768
*,1	Lordstown Motors Corp. Class A	425,674	707
*	Allbirds Inc. Class A	244,830	705
*	Purple Innovation Inc. Class A	138,147	698
*	CarParts.com Inc.	128,545	697
*,1	Bed Bath & Beyond Inc.	201,425	685
*	Quotient Technology Inc.	230,056	679
*	Universal Electronics Inc.	30,875	675
[1]	Big 5 Sporting Goods Corp.	53,838	668
*	Inspired Entertainment Inc.	54,023	661
	Bluegreen Vacations Holding Class A	30,194	651
	Kimball International Inc. Class B	90,316	647
	Alta Equipment Group Inc.	52,624	634
*	Full House Resorts Inc.	82,755	633
*	Citi Trends Inc.	20,738	627
*	Eastman Kodak Co.	147,083	622
*	Hovnanian Enterprises Inc. Class A	12,955	622
*,1	Vuzix Corp.	148,932	621
*	American Public Education Inc.	47,859	615
	Clarus Corp.	72,685	605
*	Universal Technical Institute Inc.	83,336	603
*	1-800-Flowers.com Inc. Class A	68,926	583
*	Fossil Group Inc.	120,500	575
*	Noodles & Co. Class A	103,041	568
*	WW International Inc.	137,479	568
	Tilly's Inc. Class A	57,814	549
*	Rush Street Interactive Inc.	154,233	544
	El Pollo Loco Holdings Inc.	49,195	536
*	Motorcar Parts of America Inc.	47,414	534
*	Dream Finders Homes Inc. Class A	53,883	530
*	Tupperware Brands Corp.	111,990	519
*	Wheels Up Experience Inc.	401,806	514
*	Century Casinos Inc.	68,526	512
*	LL Flooring Holdings Inc.	73,044	497
*	BARK Inc.	298,833	496
	Rocky Brands Inc.	17,264	488
*,1	Focus Universal Inc.	44,311	487
	Cato Corp. Class A	45,985	478
*,1	Canoo Inc.	353,546	474
*	AMMO Inc.	219,691	470
[1]	Weber Inc. Class A	68,113	463
*	Neogames SA	33,068	457
*	Lands' End Inc.	39,364	455
*,1	Vacasa Inc.	284,049	446
*	Container Store Group Inc.	84,215	400
*	First Watch Restaurant Group Inc.	25,374	398
*	Legacy Housing Corp.	22,346	392
*	Tile Shop Holdings Inc.	92,042	387
	Weyco Group Inc.	15,034	385
*	ONE Group Hospitality Inc.	57,014	376
*	Outbrain Inc.	96,639	375
*	Turtle Beach Corp.	38,942	372

		Shares	Market Value ($000)
*	Latham Group Inc.	107,002	369
*	Snap One Holdings Corp.	45,278	367
*	Cardlytics Inc.	81,059	364
*	Holley Inc.	130,888	359
*	Conn's Inc.	33,357	332
*,1	Reservoir Media Inc.	52,126	329
*	Cumulus Media Inc. Class A	44,568	326
*	RealReal Inc.	215,015	320
*	Duluth Holdings Inc. Class B	34,292	300
	Superior Group of Cos. Inc.	29,353	294
*	Nerdy Inc.	137,191	289
*,1	Cenntro Electric Group Ltd.	458,332	286
	Lifetime Brands Inc.	32,307	272
*	Traeger Inc.	82,201	263
*	F45 Training Holdings Inc.	92,941	250
*	Biglari Holdings Inc. Class B	1,707	246
*	Solo Brands Inc. Class A	56,627	246
	Marine Products Corp.	20,763	242
*	Express Inc.	164,547	234
*	Ondas Holdings Inc.	89,577	232
*	Gambling.com Group Ltd.	21,143	217
*	Selectquote Inc.	334,772	201
*	RumbleON Inc. Class B	26,062	199
*,1	Party City Holdco Inc.	272,434	193
*	ThredUP Inc. Class A	148,335	185
*,1	Aterian Inc.	164,818	178
*	Lulu's Fashion Lounge Holdings Inc.	41,767	161
*,1	Mullen Automotive Inc.	827,977	159
*,1	Rent the Runway Inc. Class A	117,313	156
*,1	Torrid Holdings Inc.	36,427	148
	NL Industries Inc.	21,028	143
[1]	JOANN Inc.	28,391	143
*	Landsea Homes Corp.	25,397	139
*	Urban One Inc.	27,960	123
*	Urban One Inc. (XNCM)	19,489	97
*,1	Bird Global Inc.	418,663	97
*	Inspirato Inc.	51,348	96
*	Audacy Inc. Class A	292,032	84
	CompX International Inc.	4,123	82
*,1	Faraday Future Intelligent Electric Inc.	246,445	79
*	aka Brands Holding Corp.	28,916	52
*	Owlet Inc.	40,311	33
			789,093
Consumer Staples (3.3%)
*	Celsius Holdings Inc.	140,726	15,668
	Lancaster Colony Corp.	49,248	10,201
*	Sprouts Farmers Market Inc.	272,450	9,353
*	Simply Good Foods Co.	228,182	9,104
*	Hostess Brands Inc. Class A	344,586	9,097
*	BellRing Brands Inc.	333,971	8,319
*	United Natural Foods Inc.	147,232	7,020
*	TreeHouse Foods Inc.	128,836	6,368
	J & J Snack Foods Corp.	38,486	6,312
	Primo Water Corp.	398,437	6,236
	Coca-Cola Consolidated Inc.	11,940	5,872
	WD-40 Co.	34,617	5,798
	Energizer Holdings Inc.	168,678	5,750
	Edgewell Personal Care Co.	130,636	5,645

		Shares	Market Value ($000)
	Cal-Maine Foods Inc.	96,073	5,599
	Nu Skin Enterprises Inc. Class A	126,292	5,268
	MGP Ingredients Inc.	35,499	4,440
*	Herbalife Nutrition Ltd.	247,664	4,339
	Vector Group Ltd.	363,396	4,034
	Ingles Markets Inc. Class A	35,936	3,633
	Weis Markets Inc.	41,629	3,630
*	Hain Celestial Group Inc.	190,109	3,563
	Universal Corp.	61,212	3,484
	Medifast Inc.	27,589	3,478
*	Chefs' Warehouse Inc.	86,584	3,364
	Utz Brands Inc.	166,313	3,170
	Andersons Inc.	81,061	3,121
	National Beverage Corp.	59,711	3,077
	SpartanNash Co.	90,382	2,969
*	Beauty Health Co.	252,164	2,711
[1]	B&G Foods Inc.	179,078	2,378
*	SunOpta Inc.	247,010	2,310
*,1	Beyond Meat Inc.	155,412	2,267
	Fresh Del Monte Produce Inc.	76,981	2,131
	John B Sanfilippo & Son Inc.	22,519	1,907
	Tootsie Roll Industries Inc.	39,492	1,775
*	Mission Produce Inc.	101,140	1,607
*	USANA Health Sciences Inc.	28,400	1,563
	Calavo Growers Inc.	43,683	1,527
*	Duckhorn Portfolio Inc.	93,141	1,496
*	Sovos Brands Inc.	96,881	1,394
*	Benson Hill Inc.	432,325	1,345
	ACCO Brands Corp.	232,548	1,295
*	Vital Farms Inc.	75,905	1,083
	PetMed Express Inc.	50,982	1,009
*,1	GrowGeneration Corp.	147,615	1,002
*,1	Veru Inc.	164,637	935
*	Seneca Foods Corp. Class A	13,744	883
	Turning Point Brands Inc.	38,064	838
*	Vita Coco Co. Inc.	70,671	837
*	Rite Aid Corp.	137,223	696
*	Lifecore Biomedical Inc.	67,438	574
	Village Super Market Inc. Class A	21,676	489
	Alico Inc.	15,678	485
*	22nd Century Group Inc.	403,877	477
*	Honest Co. Inc.	162,932	469
*	Whole Earth Brands Inc.	104,843	454
*,1	BRC Inc. Class A	65,923	403
*	HF Foods Group Inc.	87,508	389
*	Nature's Sunshine Products Inc.	33,326	297
*,1	PLBY Group Inc.	77,789	282
*	Vintage Wine Estates Inc.	80,969	269
	Natural Grocers by Vitamin Cottage Inc.	23,833	240
*,1	Local Bounti Corp.	107,507	226
*,1	Tattooed Chef Inc.	122,546	185
*,1	AppHarvest Inc.	185,710	167
*	Boxed Inc.	144,085	53
			206,360
Energy (7.2%)
	Matador Resources Co.	285,089	18,918
	Murphy Oil Corp.	373,293	17,619
	Chord Energy Corp.	105,215	16,048

		Shares	Market Value ($000)
	ChampionX Corp.	517,297	15,953
	Helmerich & Payne Inc.	260,283	13,295
	SM Energy Co.	306,728	13,223
	Civitas Resources Inc.	186,818	12,584
*	Denbury Inc.	126,923	11,393
	Magnolia Oil & Gas Corp. Class A	422,615	11,022
*	Valaris Ltd.	154,244	10,182
	Patterson-UTI Energy Inc.	543,327	9,753
	PBF Energy Inc. Class A	245,104	9,748
*	Peabody Energy Corp.	298,137	9,522
	Equitrans Midstream Corp.	1,042,561	8,747
	California Resources Corp.	192,333	8,728
*	CNX Resources Corp.	474,599	8,244
*	Shoals Technologies Group Inc. Class A	283,319	8,208
	Cactus Inc. Class A	149,368	8,124
*	Array Technologies Inc.	381,962	7,998
*	Weatherford International plc	179,105	7,773
*	Kosmos Energy Ltd.	1,143,967	7,607
	Arcosa Inc.	122,672	7,495
	Alpha Metallurgical Resources Inc.	41,873	7,170
*	Noble Corp. plc	187,093	6,947
	CONSOL Energy Inc.	86,828	6,725
*	Golar LNG Ltd.	255,694	6,410
	Northern Oil and Gas Inc.	169,625	6,173
*	Liberty Energy Inc. Class A	361,597	5,977
[1]	Arch Resources Inc.	38,537	5,964
	Delek US Holdings Inc.	178,533	5,531
	Permian resources Corp. Class A	521,339	5,297
*	Ameresco Inc. Class A	80,472	5,272
*	Callon Petroleum Co.	124,716	5,228
*	SunPower Corp.	207,465	5,031
	Warrior Met Coal Inc.	130,590	4,808
*	Stem Inc.	365,350	4,775
	Brigham Minerals Inc. Class A	132,780	4,704
*	Green Plains Inc.	133,335	4,608
*	NexTier Oilfield Solutions Inc.	445,458	4,539
	World Fuel Services Corp.	155,475	4,423
	Comstock Resources Inc.	231,701	4,252
*	Oceaneering International Inc.	253,165	3,846
*,1	Nabors Industries Ltd. (XNYS)	22,925	3,630
*	NOW Inc.	278,838	3,480
*	Tellurian Inc.	1,289,660	3,469
*	FuelCell Energy Inc.	984,780	3,407
*	Expro Group Holdings NV	196,022	3,405
*	Talos Energy Inc.	167,184	3,285
*	Tidewater Inc.	107,869	3,279
	Archrock Inc.	342,562	2,984
*	Par Pacific Holdings Inc.	123,902	2,903
	CVR Energy Inc.	74,845	2,758
*	Laredo Petroleum Inc.	42,659	2,723
*	MRC Global Inc.	210,514	2,476
*	Diamond Offshore Drilling Inc.	256,224	2,452
*	ProPetro Holding Corp.	221,171	2,428
*,1	Borr Drilling Ltd.	494,782	2,311
*	Helix Energy Solutions Group Inc.	361,122	2,304
*	Gulfport Energy Corp.	28,395	2,303
	Ranger Oil Corp. Class A	50,420	2,197
*	Dril-Quip Inc.	86,559	2,038

		Shares	Market Value ($000)
*	Montauk Renewables Inc.	162,921	1,966
*	Earthstone Energy Inc. Class A	113,870	1,804
	Berry Corp.	198,505	1,789
	SunCoke Energy Inc.	210,238	1,779
	RPC Inc.	189,020	1,750
*	W&T Offshore Inc.	239,831	1,648
*	SandRidge Energy Inc.	80,125	1,635
*	Fluence Energy Inc.	91,091	1,565
*	Bristow Group Inc.	59,494	1,547
[1]	Kinetik Holdings Inc. Class A	44,610	1,518
	Select Energy Services Inc. Class A	181,175	1,484
	VAALCO Energy Inc.	270,200	1,400
*	Solid Power Inc.	330,294	1,212
*	TETRA Technologies Inc.	314,617	1,199
*	REX American Resources Corp.	40,201	1,186
	Crescent Energy Inc. Class A	81,796	1,149
*	TPI Composites Inc.	92,524	1,118
*,1	EVgo Inc.	171,645	1,099
*	Gevo Inc.	499,090	1,088
*	Oil States International Inc.	160,491	1,083
*	SilverBow Resources Inc.	29,905	1,044
*	Centrus Energy Corp. Class A	26,812	1,019
*	ProFrac Holding Corp. Class A	40,674	959
[1]	Sitio Royalties Corp.	29,577	933
*	DMC Global Inc.	47,560	875
	Solaris Oilfield Infrastructure Inc. Class A	79,744	875
*	Newpark Resources Inc.	217,070	870
	Riley Exploration Permian Inc.	26,511	862
*	Amplify Energy Corp.	89,466	741
*,1	ESS Tech Inc.	204,157	657
	Ramaco Resources Inc.	57,111	654
*	National Energy Services Reunited Corp.	97,572	623
*,1	Energy Vault Holdings Inc.	158,786	594
*,1	Ring Energy Inc.	216,647	585
	NACCO Industries Inc. Class A	10,267	465
*	NextDecade Corp.	80,697	438
*	Aemetis Inc.	74,875	413
[1]	HighPeak Energy Inc.	16,865	404
*	Empire Petroleum Corp.	25,351	348
*	Heliogen Inc.	227,461	259
*	FTC Solar Inc.	107,891	229
*,1	Volta Inc.	305,631	150
*	Battalion Oil Corp.	6,119	69
			446,781
Financials (17.2%)
	Kinsale Capital Group Inc.	54,806	16,892
	SouthState Corp.	189,852	16,678
	Glacier Bancorp Inc.	281,572	16,303
	Selective Insurance Group Inc.	151,106	14,524
	Old National Bancorp	742,478	14,189
	United Bankshares Inc.	330,590	14,179
	Valley National Bancorp	1,091,372	13,817
	Cadence Bank	459,420	13,250
	RLI Corp.	98,857	12,858
	Houlihan Lokey Inc. Class A	126,614	12,452
	Home BancShares Inc.	481,603	12,257
	First Financial Bankshares Inc.	329,260	12,166
	Hancock Whitney Corp.	218,274	11,970

		Shares	Market Value ($000)
	Blackstone Mortgage Trust Inc. Class A	430,762	10,885
	Essent Group Ltd.	266,726	10,693
	Independent Bank Corp. (XNGS)	116,005	10,501
	United Community Banks Inc.	269,341	10,496
	First Interstate BancSystem Inc. Class A	231,383	10,093
	CVB Financial Corp.	337,401	9,677
	ServisFirst Bancshares Inc.	127,065	9,634
	UMB Financial Corp.	111,524	9,537
	Associated Banc-Corp.	377,973	9,298
	FirstCash Holdings Inc.	97,769	9,177
	Ameris Bancorp	167,648	8,865
	Community Bank System Inc.	135,245	8,810
	Pacific Premier Bancorp Inc.	237,685	8,782
	Cathay General Bancorp	182,414	8,477
	Federated Hermes Inc.	216,092	8,203
*	Mr Cooper Group Inc.	178,181	8,047
	Radian Group Inc.	410,228	8,028
	WSFS Financial Corp.	160,209	7,772
	Eastern Bankshares Inc.	394,931	7,745
	Fulton Financial Corp.	410,740	7,636
*	Texas Capital Bancshares Inc.	126,684	7,600
	American Equity Investment Life Holding Co.	183,355	7,428
	BankUnited Inc.	197,210	7,242
	Simmons First National Corp. Class A	311,571	7,232
	First BanCorp (XNYS)	470,132	7,231
	Jackson Financial Inc. Class A	193,533	7,228
	International Bancshares Corp.	135,718	7,150
	Moelis & Co. Class A	161,471	6,979
	Walker & Dunlop Inc.	77,656	6,935
	Columbia Banking System Inc.	199,741	6,803
	Atlantic Union Bankshares Corp.	189,857	6,772
	CNO Financial Group Inc.	287,670	6,754
	Hamilton Lane Inc. Class A	89,535	6,615
	First Merchants Corp.	145,053	6,413
*	Genworth Financial Inc. Class A	1,271,883	6,398
	First Financial Bancorp	236,155	6,242
	Arbor Realty Trust Inc.	418,333	6,225
*	Enstar Group Ltd.	28,497	6,212
	Piper Sandler Cos.	43,058	6,186
	Banner Corp.	86,617	6,117
	WesBanco Inc.	147,869	5,981
	Independent Bank Group Inc.	90,666	5,978
*	Axos Financial Inc.	145,463	5,834
	Washington Federal Inc.	164,155	5,790
	Trustmark Corp.	155,157	5,676
	Renasant Corp.	138,779	5,658
*	Focus Financial Partners Inc. Class A	146,955	5,608
	Towne Bank	170,742	5,515
	Park National Corp.	36,387	5,506
	Stock Yards Bancorp Inc.	72,580	5,372
	Artisan Partners Asset Management Inc. Class A	152,154	5,278
	Seacoast Banking Corp. of Florida	153,033	5,261
*	Trupanion Inc.	98,881	5,168
	BancFirst Corp.	49,846	5,081
	Heartland Financial USA Inc.	103,941	5,071
	Lakeland Financial Corp.	62,060	4,900
	NBT Bancorp Inc.	105,953	4,891
	Northwest Bancshares Inc.	307,498	4,702

		Shares	Market Value ($000)
	Enterprise Financial Services Corp.	89,435	4,681
	Navient Corp.	282,485	4,681
	PJT Partners Inc. Class A	59,804	4,605
*	NMI Holdings Inc. Class A	210,960	4,542
*	BRP Group Inc. Class A	150,697	4,527
*	StoneX Group Inc.	43,569	4,421
	Apollo Commercial Real Estate Finance Inc.	355,862	4,398
	Bank of NT Butterfield & Son Ltd.	126,049	4,386
	Veritex Holdings Inc.	132,892	4,340
	First Bancorp (XNGS)	89,230	4,339
	TriCo Bancshares	78,879	4,299
	Cohen & Steers Inc.	64,250	4,257
	PennyMac Financial Services Inc.	70,963	4,234
*	Cannae Holdings Inc.	180,498	4,182
*	Bancorp Inc.	139,449	4,179
	Provident Financial Services Inc.	184,893	4,166
	Westamerica BanCorp	66,071	4,080
	StepStone Group Inc. Class A	134,650	4,037
	Chimera Investment Corp.	588,714	4,033
[1]	Claros Mortgage Trust Inc.	232,600	4,019
	Horace Mann Educators Corp.	103,999	4,013
	Hope Bancorp Inc.	292,944	3,990
	FB Financial Corp.	90,538	3,876
	Stellar Bancorp Inc.	114,632	3,876
*	Palomar Holdings Inc.	61,425	3,854
	Sandy Spring Bancorp Inc.	110,515	3,848
	City Holding Co.	37,271	3,799
	Eagle Bancorp Inc.	80,167	3,781
	Hilltop Holdings Inc.	126,153	3,759
	S&T Bancorp Inc.	98,733	3,695
	Nelnet Inc. Class A	36,979	3,644
	Two Harbors Investment Corp.	219,255	3,596
*	Triumph Bancorp Inc.	59,019	3,527
	PennyMac Mortgage Investment Trust	229,624	3,506
	First Commonwealth Financial Corp.	236,994	3,489
	BGC Partners Inc. Class A	808,040	3,483
	Berkshire Hills Bancorp Inc.	111,259	3,469
	National Bank Holdings Corp. Class A	74,002	3,442
	OceanFirst Financial Corp.	146,884	3,431
	Virtus Investment Partners Inc.	17,634	3,420
	OFG Bancorp	117,768	3,412
	First Busey Corp.	130,630	3,405
*	PRA Group Inc.	97,438	3,350
	Safety Insurance Group Inc.	35,995	3,302
	Employers Holdings Inc.	68,810	3,198
*	Enova International Inc.	79,184	3,194
	Ladder Capital Corp. Class A	287,169	3,188
	Pathward Financial Inc.	72,562	3,159
	Franklin BSP Realty Trust Inc. REIT	213,156	3,112
[1]	Compass Diversified Holdings	156,659	3,064
*	Blucora Inc.	120,535	3,019
*	Encore Capital Group Inc.	59,775	3,013
	Stewart Information Services Corp.	67,885	3,005
	Dime Community Bancshares Inc.	82,543	2,944
	Tompkins Financial Corp.	35,228	2,943
	Lakeland Bancorp Inc.	157,439	2,941
	MFA Financial Inc. REIT	260,850	2,916
	Federal Agricultural Mortgage Corp. Class C	23,051	2,901

		Shares	Market Value ($000)
	Heritage Financial Corp.	87,588	2,882
	AMERISAFE Inc.	48,428	2,875
	Southside Bancshares Inc.	77,427	2,814
	German American Bancorp Inc.	70,037	2,792
	Live Oak Bancshares Inc.	82,745	2,760
	Capitol Federal Financial Inc.	329,247	2,756
	New York Mortgage Trust Inc.	970,671	2,728
	ProAssurance Corp.	136,454	2,728
	Brookline Bancorp Inc.	190,234	2,705
*	LendingClub Corp.	259,335	2,674
	Premier Financial Corp.	89,619	2,615
*	MoneyGram International Inc.	237,149	2,590
*	Nicolet Bankshares Inc.	31,055	2,569
	Cowen Inc. Class A	66,386	2,566
	Preferred Bank	33,599	2,540
	Ready Capital Corp.	187,544	2,513
*	Customers Bancorp Inc.	77,301	2,494
	ConnectOne Bancorp Inc.	94,288	2,474
	Mercury General Corp.	68,144	2,472
	KKR Real Estate Finance Trust Inc.	144,396	2,390
	Redwood Trust Inc.	297,225	2,348
	1st Source Corp.	40,917	2,336
*,1	Lemonade Inc.	117,497	2,332
	Origin Bancorp Inc.	56,826	2,325
	B Riley Financial Inc.	52,084	2,287
	Banc of California Inc.	133,508	2,266
	James River Group Holdings Ltd.	93,111	2,236
	Argo Group International Holdings Ltd.	80,125	2,178
*	Silvergate Capital Corp. Class A	79,176	2,172
	Washington Trust Bancorp Inc.	43,281	2,154
	QCR Holdings Inc.	40,470	2,129
	Heritage Commerce Corp.	149,069	2,118
	Peoples Bancorp Inc.	70,439	2,113
	Hanmi Financial Corp.	76,903	2,080
	Univest Financial Corp.	73,621	2,077
	Amerant Bancorp Inc.	70,362	2,073
[1]	CBL & Associates Properties Inc.	67,259	2,051
	Ellington Financial Inc.	144,422	1,970
*	Goosehead Insurance Inc. Class A	48,395	1,965
	WisdomTree Inc.	346,166	1,928
*	Columbia Financial Inc.	86,481	1,909
	Community Trust Bancorp Inc.	39,847	1,909
*	Open Lending Corp. Class A	267,884	1,894
	Enact Holdings Inc.	75,918	1,883
	Old Second Bancorp Inc.	107,460	1,876
	TrustCo Bank Corp. NY	47,622	1,850
*	Ambac Financial Group Inc.	111,636	1,815
	Peapack-Gladstone Financial Corp.	43,928	1,811
	First Foundation Inc.	128,936	1,806
*,1	Marathon Digital Holdings Inc.	280,473	1,773
	Northfield Bancorp Inc.	109,596	1,748
	First Bancorp Inc. (XNMS)	49,845	1,704
	Brightspire Capital Inc. Class A	238,292	1,701
	ARMOUR Residential REIT Inc.	288,081	1,694
	Horizon Bancorp Inc.	102,513	1,667
	Brightsphere Investment Group Inc.	81,645	1,662
*	Metropolitan Bank Holding Corp.	26,010	1,653
	HarborOne Bancorp Inc.	112,918	1,652

		Shares	Market Value ($000)
	United Fire Group Inc.	53,772	1,643
	First Mid Bancshares Inc.	46,987	1,628
	Camden National Corp.	36,609	1,603
*	CrossFirst Bankshares Inc.	114,940	1,594
*,1	Riot Blockchain Inc.	342,140	1,591
*	MBIA Inc.	121,247	1,541
	Bank First Corp.	16,194	1,539
	Cambridge Bancorp	17,267	1,535
*	SiriusPoint Ltd.	232,028	1,513
	Flushing Financial Corp.	71,902	1,500
	First Community Bankshares Inc.	40,494	1,496
	Kearny Financial Corp.	153,167	1,481
	Great Southern Bancorp Inc.	23,586	1,478
	Brookfield Business Corp. Class A	65,747	1,458
	Dynex Capital Inc.	110,709	1,450
	Central Pacific Financial Corp.	68,391	1,449
	Midland States Bancorp Inc.	53,458	1,439
	Bank of Marin Bancorp	39,832	1,430
	Byline Bancorp Inc.	62,163	1,417
	Equity Bancshares Inc. Class A	38,564	1,410
	iStar Inc.	173,802	1,396
	Mercantile Bank Corp.	39,213	1,365
	First Financial Corp.	28,193	1,355
*	Assetmark Financial Holdings Inc.	54,279	1,349
	Diamond Hill Investment Group Inc.	7,505	1,336
	Broadmark Realty Capital Inc.	328,351	1,336
*	Coastal Financial Corp.	26,274	1,312
	TPG RE Finance Trust Inc.	173,803	1,288
	Arrow Financial Corp.	36,149	1,271
*	EZCorp. Inc. Class A	126,120	1,264
	Independent Bank Corp.	51,236	1,257
	Business First Bancshares Inc.	53,354	1,255
	MidWestOne Financial Group Inc.	35,583	1,241
	HomeStreet Inc.	45,284	1,236
	Farmers National Banc Corp.	80,294	1,221
	Victory Capital Holdings Inc. Class A	41,976	1,217
	National Western Life Group Inc. Class A	5,762	1,215
	Capital City Bank Group Inc.	34,046	1,198
	Mid Penn Bancorp Inc.	36,177	1,194
	SmartFinancial Inc.	39,199	1,175
	Banco Latinoamericano de Comercio Exterior SA Class E	69,538	1,147
*	Carter Bankshares Inc.	61,414	1,139
	Bar Harbor Bankshares	37,292	1,129
	Invesco Mortgage Capital REIT	83,666	1,099
	First of Long Island Corp.	55,713	1,084
	Hingham Institution for Savings	3,684	1,081
	Metrocity Bankshares Inc.	47,122	1,060
	CNB Financial Corp.	40,612	1,038
	Southern Missouri Bancorp Inc.	19,826	1,028
	Merchants Bancorp	39,939	1,022
	American National Bankshares Inc.	26,105	1,007
	Peoples Financial Services Corp.	17,671	1,006
	Perella Weinberg Partners Class A	104,495	1,000
*	Bridgewater Bancshares Inc.	51,355	990
	West BanCorp. Inc.	41,125	989
*	Professional Holding Corp. Class A	32,758	982
	Republic Bancorp Inc. Class A	22,187	978
[1]	Orchid Island Capital Inc. REIT	89,785	975

		Shares	Market Value ($000)
	Financial Institutions Inc.	38,242	968
*	Southern First Bancshares Inc.	19,277	954
	Amalgamated Financial Corp.	35,181	938
	Citizens & Northern Corp.	38,191	937
	HomeTrust Bancshares Inc.	36,200	927
	Capstar Financial Holdings Inc.	51,452	921
	GCM Grosvenor Inc. Class A	104,909	920
	Alerus Financial Corp.	38,325	907
	Shore Bancshares Inc.	45,178	899
	Farmers & Merchants Bancorp Inc.	30,540	876
	Tiptree Inc.	63,189	876
	Oppenheimer Holdings Inc. Class A	20,802	867
	Civista Bancshares Inc.	37,867	866
	Five Star Bancorp	31,952	863
*	Blue Foundry Bancorp	65,723	859
*	Oscar Health Inc. Class A	297,444	857
	John Marshall Bancorp Inc.	29,551	856
	Granite Point Mortgage Trust Inc.	132,216	847
	RBB Bancorp	37,183	835
	Enterprise Bancorp Inc.	23,715	830
	ACNB Corp.	20,866	820
	Waterstone Financial Inc.	48,402	811
	Summit Financial Group Inc.	28,344	804
	Esquire Financial Holdings Inc.	17,687	793
	Home Bancorp Inc.	18,403	791
	South Plains Financial Inc.	25,381	786
	First Business Financial Services Inc.	20,450	784
	First Bancorp Inc. (XNGS)	24,494	770
	Sierra Bancorp	34,981	757
	Guaranty Bancshares Inc.	20,627	734
	Universal Insurance Holdings Inc.	66,633	732
	Macatawa Bank Corp.	65,845	732
	AFC Gamma Inc.	40,225	703
*	World Acceptance Corp.	9,875	700
	Primis Financial Corp.	56,391	696
	Northeast Bank	16,401	694
	Orrstown Financial Services Inc.	25,740	693
	BCB Bancorp Inc.	35,991	678
	Sculptor Capital Management Inc. Class A	65,351	657
	Greene County Bancorp Inc.	8,531	651
*	Third Coast Bancshares Inc.	32,626	641
[1]	PCSB Financial Corp.	31,748	634
*	LendingTree Inc.	26,300	630
	MVB Financial Corp.	25,943	619
	HCI Group Inc.	16,508	618
	BayCom Corp.	32,068	608
*	First Western Financial Inc.	19,767	601
	First Bank	38,931	597
*	FVCBankcorp Inc.	29,921	592
*	Hippo Holdings Inc.	39,638	592
	First Internet Bancorp	22,514	584
	Regional Management Corp.	19,800	583
	Donegal Group Inc. Class A	39,157	582
	Red River Bancshares Inc.	10,953	575
	Colony Bankcorp Inc.	40,995	562
	Capital Bancorp Inc.	22,596	561
	Blue Ridge Bankshares Inc.	42,615	555
	Parke Bancorp Inc.	25,305	550

		Shares	Market Value ($000)
	PCB Bancorp	29,152	543
*	Greenlight Capital Re Ltd. Class A	66,021	517
	Unity Bancorp Inc.	17,726	505
	HBT Financial Inc.	25,636	504
	Investors Title Co.	3,263	501
	Silvercrest Asset Management Group Inc. Class A	25,174	476
	Luther Burbank Corp.	37,446	444
	Bankwell Financial Group Inc.	14,212	421
*	Oportun Financial Corp.	69,504	385
	First Guaranty Bancshares Inc.	15,356	384
	Nexpoint Real Estate Finance Inc.	20,337	384
*	USCB Financial Holdings Inc.	27,612	367
*	Pioneer Bancorp Inc.	28,677	337
*	Republic First Bancorp Inc.	123,841	316
*	NI Holdings Inc.	21,407	289
*	Sterling Bancorp Inc.	44,200	285
*,1	Bakkt Holdings Inc.	158,974	281
	Provident Bancorp Inc.	36,269	252
	Crawford & Co. Class A	38,874	246
	Chicago Atlantic Real Estate Finance Inc.	13,567	220
*	eHealth Inc.	61,553	219
*	Velocity Financial LLC	21,457	218
[1]	Angel Oak Mortgage Inc.	29,755	217
*	Consumer Portfolio Services Inc.	23,808	205
	Curo Group Holdings Corp.	54,162	193
*	SWK Holdings Corp.	8,671	169
	Associated Capital Group Inc. Class A	4,156	168
*	Trean Insurance Group Inc.	55,200	152
*	Root Inc.	19,877	144
*	Doma Holdings Inc.	351,156	139
*	Finance of America Cos. Inc. Class A	94,955	130
	Value Line Inc.	2,300	129
*	Sunlight Financial Holdings Inc.	59,397	107
*	Rigetti Computing Inc.	81,800	106
*	OppFi Inc.	33,022	82
*	MarketWise Inc.	41,527	79
	Home Point Capital Inc.	20,446	32
	Flagstar Bancorp Inc.	205	8
			1,068,832
Health Care (15.7%)
*	Shockwave Medical Inc.	90,120	22,854
*	Halozyme Therapeutics Inc.	343,489	19,668
*	Karuna Therapeutics Inc.	75,634	17,797
*	Inspire Medical Systems Inc.	71,482	17,268
*	Medpace Holdings Inc.	64,258	13,487
*	HealthEquity Inc.	210,221	13,345
	Ensign Group Inc.	136,381	12,956
*	Intra-Cellular Therapies Inc.	232,064	12,582
*	LHC Group Inc.	75,409	12,323
*	Option Care Health Inc.	395,811	11,918
*	Apellis Pharmaceuticals Inc.	237,529	11,860
*	Haemonetics Corp.	128,522	10,964
*	Lantheus Holdings Inc.	173,007	10,740
*	Alkermes plc	412,847	10,230
*	Merit Medical Systems Inc.	141,475	10,186
*	Intellia Therapeutics Inc.	191,141	9,836
*	Inari Medical Inc.	122,224	8,993
*	Cytokinetics Inc.	207,978	8,839

		Shares	Market Value ($000)
*	Axonics Inc.	124,163	8,503
*	Amicus Therapeutics Inc.	698,725	8,455
*	Arrowhead Pharmaceuticals Inc.	260,901	8,401
*	iRhythm Technologies Inc.	75,590	8,243
*	Denali Therapeutics Inc.	249,730	7,969
*	Vaxcyte Inc.	170,959	7,874
*	1Life Healthcare Inc.	456,679	7,759
*	Prestige Consumer Healthcare Inc.	126,061	7,748
*	LivaNova plc	135,967	7,528
*	Beam Therapeutics Inc.	161,108	7,442
*	PTC Therapeutics Inc.	178,012	7,386
*	Blueprint Medicines Corp.	151,524	7,241
*	IVERIC bio Inc.	299,595	7,076
*	Progyny Inc.	189,596	6,945
*	STAAR Surgical Co.	121,466	6,937
*,1	AbCellera Biologics Inc.	524,433	6,749
	Select Medical Holdings Corp.	263,752	6,483
	Patterson Cos. Inc.	220,821	6,280
*	BioCryst Pharmaceuticals Inc.	469,832	6,277
*	Integer Holdings Corp.	83,400	6,198
*	Pacific Biosciences of California Inc.	572,465	6,154
	CONMED Corp.	73,736	6,109
*	Evolent Health Inc. Class A	207,766	5,982
*	Omnicell Inc.	111,283	5,743
*	Prothena Corp. plc	89,942	5,622
*	Insmed Inc.	302,465	5,593
*	Pacira BioSciences Inc.	113,602	5,481
*	Corcept Therapeutics Inc.	216,094	5,463
*,1	Axsome Therapeutics Inc.	75,178	5,435
*	Sage Therapeutics Inc.	132,200	5,425
*	Glaukos Corp.	115,895	5,397
*	AtriCure Inc.	115,631	5,268
*	Vir Biotechnology Inc.	183,820	5,187
*	NuVasive Inc.	132,592	5,150
*	Arvinas Inc.	123,063	5,050
*	Veracyte Inc.	181,644	5,039
	Embecta Corp.	147,596	4,859
*	TransMedics Group Inc.	77,187	4,776
*	ACADIA Pharmaceuticals Inc.	303,926	4,735
*	Silk Road Medical Inc.	87,417	4,655
*	Arcus Biosciences Inc.	129,889	4,568
*	Supernus Pharmaceuticals Inc.	123,880	4,549
*	Neogen Corp.	273,693	4,532
*	REVOLUTION Medicines Inc.	188,383	4,444
*	Fate Therapeutics Inc.	210,157	4,375
*	Xencor Inc.	145,616	4,328
*	Celldex Therapeutics Inc.	116,288	4,313
*	Addus HomeCare Corp.	39,070	4,309
*	Krystal Biotech Inc.	54,060	4,203
*	Ironwood Pharmaceuticals Inc. Class A	346,395	4,195
*	Agios Pharmaceuticals Inc.	137,980	4,159
*	Nevro Corp.	88,236	4,121
*	Myriad Genetics Inc.	201,604	4,084
*	Catalyst Pharmaceuticals Inc.	243,049	4,076
*	AdaptHealth Corp. Class A	182,571	4,073
*	Cerevel Therapeutics Holdings Inc.	137,361	3,978
*	Harmony Biosciences Holdings Inc.	66,496	3,974
*	Revance Therapeutics Inc.	181,841	3,948

		Shares	Market Value ($000)
*	Twist Bioscience Corp.	142,344	3,893
	Owens & Minor Inc.	186,516	3,844
*	Cytek Biosciences Inc.	289,611	3,733
*	Dynavax Technologies Corp.	300,138	3,725
*	Relay Therapeutics Inc.	193,364	3,593
*,1	Warby Parker Inc. Class A	210,972	3,593
*	Surgery Partners Inc.	126,670	3,586
*	NeoGenomics Inc.	318,477	3,570
*	Meridian Bioscience Inc.	109,056	3,490
*	Phreesia Inc.	124,226	3,456
*	R1 RCM Inc.	379,791	3,437
*	CorVel Corp.	22,438	3,432
*	Amylyx Pharmaceuticals Inc.	89,057	3,417
*,1	Cassava Sciences Inc.	96,645	3,366
*	Pediatrix Medical Group Inc.	209,959	3,355
*	Akero Therapeutics Inc.	70,873	3,296
*	Recursion Pharmaceuticals Inc. Class A	345,530	3,248
*	Syndax Pharmaceuticals Inc.	134,446	3,221
*	Prometheus Biosciences Inc.	77,440	3,184
*	FibroGen Inc.	221,204	3,179
*	Avanos Medical Inc.	117,168	3,152
*	Travere Thrapeutics Inc.	154,010	3,100
*	TG Therapeutics Inc.	337,942	2,981
*	NextGen Healthcare Inc.	143,262	2,980
*	MannKind Corp.	630,500	2,951
*	Amphastar Pharmaceuticals Inc.	96,900	2,858
*	Chinook Therapeutics Inc.	126,182	2,858
*	Alignment Healthcare Inc.	213,425	2,839
*	ImmunoGen Inc.	542,843	2,817
	US Physical Therapy Inc.	32,527	2,811
*	Apollo Medical Holdings Inc.	98,402	2,800
*	Ligand Pharmaceuticals Inc.	38,284	2,791
*,1	PROCEPT BioRobotics Corp.	64,782	2,779
*	Kymera Therapeutics Inc.	95,695	2,773
*	Reata Pharmaceuticals Inc. Class A	69,886	2,766
*	Vericel Corp.	119,127	2,720
*	Privia Health Group Inc.	113,090	2,706
*	Verve Therapeutics Inc.	114,980	2,671
*	Zentalis Pharmaceuticals Inc.	118,649	2,624
	Healthcare Services Group Inc.	187,542	2,616
*	Outset Medical Inc.	121,525	2,562
*	Kura Oncology Inc.	160,622	2,533
*	RadNet Inc.	126,409	2,499
*	DICE Therapeutics Inc.	71,647	2,494
*	Aclaris Therapeutics Inc.	163,399	2,487
*	Adaptive Biotechnologies Corp.	282,634	2,482
*	Bridgebio Pharma Inc.	264,582	2,479
*	ModivCare Inc.	32,028	2,466
*	Iovance Biotherapeutics Inc.	381,306	2,440
*	REGENXBIO Inc.	101,593	2,428
*	Avid Bioservices Inc.	154,361	2,417
*	Paragon 28 Inc.	116,913	2,397
*	Crinetics Pharmaceuticals Inc.	133,215	2,381
*	Imago Biosciences Inc.	66,213	2,363
	LeMaitre Vascular Inc.	49,280	2,309
*	Keros Therapeutics Inc.	45,620	2,274
*	Madrigal Pharmaceuticals Inc.	32,272	2,263
*	Inhibrx Inc.	73,963	2,217

		Shares	Market Value ($000)
*	Rocket Pharmaceuticals Inc.	114,886	2,169
*	Enanta Pharmaceuticals Inc.	49,515	2,168
*	SpringWorks Therapeutics Inc.	87,900	2,125
*	American Well Corp. Class A	581,047	2,121
	Atrion Corp.	3,499	2,116
*	Replimune Group Inc.	103,386	2,116
*	Geron Corp. (XNGS)	910,142	2,112
*	Innoviva Inc.	160,343	2,105
*	UFP Technologies Inc.	17,375	2,086
*	Varex Imaging Corp.	97,963	2,081
*	Cogent Biosciences Inc.	161,948	2,037
*	Cutera Inc.	42,072	2,002
*	23andMe Holding Co. Class A	656,405	2,002
*	Allogene Therapeutics Inc.	202,028	1,992
*	Fulgent Genetics Inc.	54,706	1,984
	National HealthCare Corp.	31,938	1,969
*	Treace Medical Concepts Inc.	84,595	1,958
*	Agenus Inc.	718,404	1,940
*	EQRx Inc.	508,187	1,911
*	Hims & Hers Health Inc.	306,090	1,895
*	Alphatec Holdings Inc.	184,173	1,890
*	Collegium Pharmaceutical Inc.	86,366	1,889
*	Editas Medicine Inc. Class A	174,970	1,855
*	4D Molecular Therapeutics Inc.	76,257	1,843
*	Lyell Immunopharma Inc.	437,563	1,842
*	Deciphera Pharmaceuticals Inc.	114,209	1,817
*	BioLife Solutions Inc.	85,523	1,810
*	ViewRay Inc.	373,678	1,801
*	Morphic Holding Inc.	65,451	1,801
*	Arcutis Biotherapeutics Inc.	103,803	1,789
*	Invitae Corp.	599,798	1,781
*	Cerus Corp.	439,124	1,756
*	Theravance Biopharma Inc.	162,027	1,743
*	Aurinia Pharmaceuticals Inc.	339,367	1,741
*	Viridian Therapeutics Inc.	66,864	1,690
*	CareDx Inc.	128,849	1,669
*	OrthoPediatrics Corp.	37,670	1,657
*	Ventyx Biosciences Inc.	56,946	1,651
*	Ideaya Biosciences Inc.	89,756	1,605
*	Heska Corp.	24,541	1,579
*	ADMA Biologics Inc.	472,661	1,579
*	Emergent BioSolutions Inc.	127,401	1,567
*	HealthStream Inc.	61,347	1,558
*	Anavex Life Sciences Corp.	175,732	1,550
*	Vanda Pharmaceuticals Inc.	141,328	1,542
*	OPKO Health Inc.	1,025,991	1,539
*	Bluebird Bio Inc.	195,003	1,519
*	CTI BioPharma Corp.	252,357	1,519
*	Mersana Therapeutics Inc.	227,296	1,514
*	Avidity Biosciences Inc.	129,906	1,512
*	DocGo Inc.	203,972	1,499
*	Arcellx Inc.	74,718	1,490
*	Day One Biopharmaceuticals Inc.	69,773	1,481
*,1	Bionano Genomics Inc.	736,172	1,480
*	2seventy bio Inc.	94,479	1,480
*	Brookdale Senior Living Inc.	469,603	1,479
*	Castle Biosciences Inc.	62,456	1,473
*	Nurix Therapeutics Inc.	118,174	1,464

		Shares	Market Value ($000)
*	Accolade Inc.	165,653	1,463
*	Health Catalyst Inc.	138,504	1,451
*	Multiplan Corp.	956,161	1,425
*	AnaptysBio Inc.	51,417	1,421
*,1	Sharecare Inc.	743,217	1,420
*	Nuvalent Inc. Class A	43,045	1,415
*	Cardiovascular Systems Inc.	100,192	1,404
	National Research Corp.	35,543	1,377
*	Gossamer Bio Inc.	158,716	1,359
*	Provention Bio Inc.	149,787	1,354
*	ANI Pharmaceuticals Inc.	31,806	1,334
*	Alector Inc.	157,005	1,333
*	Cara Therapeutics Inc.	112,914	1,332
*	Caribou Biosciences Inc.	142,809	1,330
*	MaxCyte Inc.	221,213	1,325
*	Immunovant Inc.	101,025	1,324
*	Kiniksa Pharmaceuticals Ltd. Class A	78,558	1,322
*	Adicet Bio Inc.	71,259	1,295
*	Inogen Inc.	57,962	1,294
*	Nektar Therapeutics Class A	462,071	1,294
*,1	Senseonics Holdings Inc.	1,155,933	1,283
*	Inovio Pharmaceuticals Inc.	625,275	1,276
*	Clover Health Investments Corp. Class A	973,931	1,276
*	Coherus Biosciences Inc.	185,672	1,274
*	Point Biopharma Global Inc.	186,594	1,271
*	Biohaven Ltd.	80,217	1,269
*	Sorrento Therapeutics Inc.	968,857	1,259
*	Artivion Inc.	98,332	1,258
*	Surmodics Inc.	34,477	1,246
*,1	Erasca Inc.	163,370	1,233
*,1	Nano-X Imaging Ltd.	115,322	1,228
*	AngioDynamics Inc.	93,822	1,215
*	iTeos Therapeutics Inc.	59,607	1,201
*	Design Therapeutics Inc.	85,407	1,196
*	Sangamo Therapeutics Inc.	322,261	1,179
*	Anika Therapeutics Inc.	37,004	1,167
*	Agiliti Inc.	70,629	1,166
*	Rapt Therapeutics Inc.	65,602	1,160
*	Seres Therapeutics Inc.	178,076	1,157
*	Quanterix Corp.	85,749	1,140
*,1	ImmunityBio Inc.	206,030	1,135
*	Esperion Therapeutics Inc.	168,738	1,131
*	Axogen Inc.	102,154	1,119
*,1	Sana Biotechnology Inc.	224,158	1,119
	SIGA Technologies Inc.	119,594	1,098
*	Community Health Systems Inc.	318,710	1,093
*,1	Butterfly Network Inc.	335,310	1,083
*	Arcturus Therapeutics Holdings Inc.	58,366	1,076
*	Computer Programs and Systems Inc.	36,220	1,072
*	Atara Biotherapeutics Inc.	236,217	1,070
*	SomaLogic Inc.	377,936	1,058
*	SI-BONE Inc.	85,717	1,053
*	Kezar Life Sciences Inc.	133,040	1,039
*	Karyopharm Therapeutics Inc.	191,907	1,015
*	MacroGenics Inc.	151,655	975
*	Albireo Pharma Inc.	43,696	965
*	Eagle Pharmaceuticals Inc.	26,474	962
*	Cullinan Oncology Inc.	77,063	958

		Shares	Market Value ($000)
*	OptimizeRx Corp.	44,725	943
*	Sutro Biopharma Inc.	124,733	934
*	Dyne Therapeutics Inc.	79,865	934
*,1	LifeStance Health Group Inc.	183,021	932
*	PMV Pharmaceuticals Inc.	93,034	928
*	Intercept Pharmaceuticals Inc.	62,148	927
*	MiMedx Group Inc.	284,097	923
*	OraSure Technologies Inc.	182,776	921
*	C4 Therapeutics Inc.	107,207	919
*	Protagonist Therapeutics Inc.	115,830	916
*	Atea Pharmaceuticals Inc.	192,736	904
*	Orthofix Medical Inc.	49,382	888
*	Cue Health Inc.	275,450	881
*	Tango Therapeutics Inc.	117,155	880
*	Mirum Pharmaceuticals Inc.	45,904	856
*	Codexis Inc.	155,876	853
*,1	Ocugen Inc.	546,562	853
*	Seer Inc. Class A	131,076	847
*	PetIQ Inc. Class A	70,015	831
*	NanoString Technologies Inc.	116,966	818
*	Bioxcel Therapeutics Inc.	48,981	812
*	Tarsus Pharmaceuticals Inc.	46,969	790
*	Cano Health Inc.	410,455	780
	Utah Medical Products Inc.	8,733	778
	Zynex Inc.	56,340	773
*	Affimed NV	359,279	769
*	Heron Therapeutics Inc.	259,489	703
*	Nkarta Inc.	82,320	698
*	SeaSpine Holdings Corp.	91,497	685
*	Edgewise Therapeutics Inc.	75,747	678
*	Amneal Pharmaceuticals Inc.	263,121	674
*	Pennant Group Inc.	65,042	673
*	RxSight Inc.	52,685	673
*	OmniAb Inc.	187,470	664
*	Aura Biosciences Inc.	45,981	657
*	HilleVax Inc.	32,835	657
*	Generation Bio Co.	122,675	654
*	Arbutus Biopharma Corp.	276,822	651
*	Evolus Inc.	89,407	647
	Phibro Animal Health Corp. Class A	51,668	636
*	Kodiak Sciences Inc.	84,715	625
*	Monte Rosa Therapeutics Inc.	73,064	620
*	Liquidia Corp.	121,668	611
*	Sight Sciences Inc.	54,194	605
*	Cincor Pharma Inc.	50,963	601
*	Janux Therapeutics Inc.	43,892	599
*	ALX Oncology Holdings Inc.	53,868	598
*	IGM Biosciences Inc.	27,002	594
*	CareMax Inc.	149,999	594
*	908 Devices Inc.	55,178	590
*	Fulcrum Therapeutics Inc.	85,990	589
*,1	Vera Therapeutics Inc. Class A	35,266	589
*	Allovir Inc.	78,253	588
*	Kinnate Biopharma Inc.	74,070	587
*	Phathom Pharmaceuticals Inc.	57,885	578
*	Ocular Therapeutix Inc.	194,372	577
*	Nuvation Bio Inc.	294,966	563
*	NGM Biopharmaceuticals Inc.	100,476	556

		Shares	Market Value ($000)
*	Quantum-Si Inc.	232,745	554
	iRadimed Corp.	18,018	533
*	Century Therapeutics Inc.	50,802	533
*	Joint Corp.	35,275	526
*	Pulmonx Corp.	86,163	519
*	Akoya Biosciences Inc.	39,601	514
*	Xeris Biopharma Holdings Inc.	332,090	498
*	Organogenesis Holdings Inc. Class A	178,126	488
*	Aadi Bioscience Inc.	36,450	488
*	Bright Health Group Inc.	491,003	485
*,1	Vicarious Surgical Inc.	137,085	480
*	Eiger BioPharmaceuticals Inc.	104,255	473
*	Zimvie Inc.	52,265	467
*	MeiraGTx Holdings plc	75,689	466
*	Chimerix Inc.	214,082	465
*	Precigen Inc.	254,806	464
*	Lexicon Pharmaceuticals Inc.	208,065	445
*,1	Aerovate Therapeutics Inc.	23,148	436
*	Stoke Therapeutics Inc.	56,706	428
*	Tactile Systems Technology Inc.	48,810	418
*	Y-mAbs Therapeutics Inc.	92,624	414
*	Berkeley Lights Inc.	139,742	411
*,1	Vaxart Inc.	311,335	367
*	PepGen Inc.	23,886	357
*	Foghorn Therapeutics Inc.	50,303	340
*	KalVista Pharmaceuticals Inc.	62,008	334
*	Absci Corp.	133,547	334
*	Relmada Therapeutics Inc.	68,889	320
*	Pear Therapeutics Inc.	171,686	318
*,1	Outlook Therapeutics Inc.	303,175	315
*	Innovage Holding Corp.	48,233	313
*	Rigel Pharmaceuticals Inc.	434,302	292
*	Invivyd Inc.	129,132	292
*,1	P3 Health Partners Inc.	60,786	291
*,1	Celularity Inc.	168,637	288
*	Singular Genomics Systems Inc.	140,129	286
*	Theseus Pharmaceuticals Inc.	41,921	276
*	GreenLight Biosciences Holdings PBC	181,460	269
*	Inotiv Inc.	44,187	267
*	Athira Pharma Inc.	84,674	263
*	VBI Vaccines Inc.	486,399	253
*	Alpine Immune Sciences Inc.	39,885	250
*	Instil Bio Inc.	175,554	233
*,1	Rallybio Corp.	40,316	232
*	Tyra Biosciences Inc.	32,335	227
*	Nautilus Biotechnology Inc.	122,142	221
*	EyePoint Pharmaceuticals Inc.	64,951	208
*	Praxis Precision Medicines Inc.	93,607	207
*	Kronos Bio Inc.	102,772	195
*	Tenaya Therapeutics Inc.	71,709	190
*	Icosavax Inc.	56,215	188
*	Sema4 Holdings Corp.	395,098	164
*	Thorne HealthTech Inc.	33,650	161
*	Bioventus Inc. Class A	79,140	154
*	Babylon Holdings Ltd. Classs A	265,989	150
*,1	Humacyte Inc.	43,123	135
*	Oncology Institute Inc.	87,090	123
*	An2 Therapeutics Inc.	12,156	121

		Shares	Market Value ($000)
	AirSculpt Technologies Inc.	30,430	109
*	Science 37 Holdings Inc.	159,036	95
*	Jounce Therapeutics Inc.	106,698	94
*,1	Third Harmonic Bio Inc.	4,524	88
*	Talaris Therapeutics Inc.	59,556	87
*	Pardes Biosciences Inc.	85,957	77
*	Aveanna Healthcare Holdings Inc.	109,034	74
*	ATI Physical Therapy Inc.	187,004	74
*,1	Enochian Biosciences Inc.	48,214	73
*	Alpha Teknova Inc.	15,365	73
*	VistaGen Therapeutics Inc.	477,077	66
*,1,2	Tobira Therapeutics Inc. CVR	6,227	28
*,1	Tricida Inc.	108,938	26
	Prime Medicine Inc.	1,522	26
*	Tenon Medical Inc.	7,893	15
*	Gelesis Holdings Inc.	39,099	14
*,2	PDL BioPharma Inc.	712	1
*,2	Synergy Pharmaceuticals Inc.	224,815	—
*,2	Progenics Pharmaceuticals Inc. CVR	110,304	—
*,2	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	1,085	—
*,2	OmniAb Inc. 12.5 Earnout	14,203	—
*,2	OmniAb Inc. 15 Earnout	14,203	—
			973,547
Industrials (16.7%)
	EMCOR Group Inc.	123,737	19,167
*	Saia Inc.	67,220	16,374
*	ExlService Holdings Inc.	81,991	15,349
*	AMN Healthcare Services Inc.	109,552	13,552
	Exponent Inc.	128,760	13,315
*	Chart Industries Inc.	93,054	13,306
	Applied Industrial Technologies Inc.	96,945	12,844
*	Atkore Inc.	104,381	12,750
*	Fluor Corp.	360,574	12,119
	Comfort Systems USA Inc.	89,792	11,382
*	ASGN Inc.	124,259	11,258
	Watts Water Technologies Inc. Class A	69,294	10,980
	Insperity Inc.	91,794	10,882
	HB Fuller Co.	134,413	10,795
	Maximus Inc.	153,287	10,776
	Triton International Ltd.	155,424	10,486
*	Aerojet Rocketdyne Holdings Inc.	201,081	10,456
	Simpson Manufacturing Co. Inc.	109,699	10,208
	GATX Corp.	89,935	10,140
*	API Group Corp.	524,263	10,076
	Franklin Electric Co. Inc.	116,697	9,721
	Altra Industrial Motion Corp.	164,657	9,652
*	ATI Inc.	314,380	9,592
*	Bloom Energy Corp. Class A	445,687	9,489
*	Summit Materials Inc. Class A	300,294	9,096
	AAON Inc.	111,115	8,807
	Belden Inc.	109,355	8,797
	Hillenbrand Inc.	175,493	8,775
	Badger Meter Inc.	74,006	8,571
	Herc Holdings Inc.	65,015	8,333
*	StoneCo. Ltd. Class A	702,156	8,201
	ABM Industries Inc.	169,817	8,012
	Albany International Corp. Class A	78,947	8,003
	Korn Ferry	137,411	7,837

		Shares	Market Value ($000)
	EnerSys	103,176	7,798
	Terex Corp.	168,914	7,755
	Forward Air Corp.	67,984	7,639
	Zurn Elkay Water Solutions Corp.	314,529	7,615
*	Beacon Roofing Supply Inc.	130,103	7,597
*	Alight Inc. Class A	860,196	7,423
*	SPX Technologies Inc.	110,911	7,420
	John Bean Technologies Corp.	80,181	7,365
*	Marqeta Inc. Class A	1,100,213	7,360
	Federal Signal Corp.	151,248	7,349
	UniFirst Corp.	37,905	7,344
*	Hub Group Inc. Class A	85,120	7,163
*	Atlas Air Worldwide Holdings Inc.	70,976	7,152
	Werner Enterprises Inc.	160,430	7,056
	Brink's Co.	117,543	7,023
*	TriNet Group Inc.	94,826	6,872
	Encore Wire Corp.	46,773	6,834
*	Dycom Industries Inc.	73,149	6,667
*	O-I Glass Inc.	394,141	6,468
	Trinity Industries Inc.	208,158	6,376
	Moog Inc. Class A	72,521	6,312
	Scorpio Tankers Inc.	123,304	6,291
	EnPro Industries Inc.	52,739	6,265
	Matson Inc.	97,666	6,227
	Otter Tail Corp.	104,006	6,202
	ESCO Technologies Inc.	65,160	6,126
*	CBIZ Inc.	122,556	6,085
*	Itron Inc.	114,383	6,083
*	ACI Worldwide Inc.	290,188	6,065
	McGrath RentCorp.	61,275	6,012
*	Resideo Technologies Inc.	366,440	5,936
*	Verra Mobility Corp. Class A	363,079	5,755
*	AeroVironment Inc.	62,522	5,751
	Kadant Inc.	29,338	5,663
	Brady Corp. Class A	115,559	5,535
	Kennametal Inc.	205,735	5,436
*	GMS Inc.	109,559	5,379
	International Seaways Inc.	124,869	5,379
	EVERTEC Inc.	158,453	5,351
	Barnes Group Inc.	123,815	5,273
	Bread Financial Holdings Inc.	126,611	5,195
	ArcBest Corp.	61,986	5,131
	Installed Building Products Inc.	60,289	5,120
	ICF International Inc.	46,719	5,063
*	NV5 Global Inc.	34,288	4,955
	Lindsay Corp.	27,905	4,925
	Veritiv Corp.	34,322	4,618
	Mueller Water Products Inc. Class A	395,370	4,610
	Greif Inc. Class A	65,124	4,579
	Maxar Technologies Inc.	185,983	4,501
	CSW Industrials Inc.	37,042	4,480
[1]	Frontline Ltd.	316,172	4,373
	Helios Technologies Inc.	82,513	4,352
*	Masonite International Corp.	56,412	4,246
*	Air Transport Services Group Inc.	149,379	4,189
	Griffon Corp.	116,480	4,113
*	Gibraltar Industries Inc.	80,376	4,068
*	Huron Consulting Group Inc.	51,954	4,045

		Shares	Market Value ($000)
*	Evo Payments Inc. Class A	119,483	4,028
	Granite Construction Inc.	111,832	4,028
*	AAR Corp.	85,457	3,979
*	MYR Group Inc.	41,495	3,964
*	CoreCivic Inc.	295,289	3,921
	Alamo Group Inc.	25,472	3,834
	Enerpac Tool Group Corp. Class A	147,746	3,700
*	OSI Systems Inc.	41,048	3,632
*	Enovix Corp.	274,941	3,588
	DHT Holdings Inc.	346,270	3,508
	Textainer Group Holdings Ltd.	113,983	3,474
	H&E Equipment Services Inc.	80,791	3,388
*	ZipRecruiter Inc. Class A	202,095	3,347
*	Cross Country Healthcare Inc.	92,933	3,325
*	Energy Recovery Inc.	139,162	3,226
*	Montrose Environmental Group Inc.	69,454	3,206
*	AvidXchange Holdings Inc.	370,486	3,194
	Standex International Corp.	30,169	3,169
	Marten Transport Ltd.	147,578	3,145
	Patrick Industries Inc.	55,566	3,108
	Greenbrier Cos. Inc.	80,804	3,102
*	Proterra Inc.	559,254	3,098
	Wabash National Corp.	123,263	3,090
*	Flywire Corp.	141,335	3,066
	Kforce Inc.	51,572	3,046
*	Vicor Corp.	55,672	3,006
*	Kratos Defense & Security Solutions Inc.	312,628	2,976
	Tennant Co.	46,835	2,975
*	Payoneer Global Inc.	548,937	2,964
*,1	Virgin Galactic Holdings Inc.	577,416	2,939
	TriMas Corp.	105,865	2,895
*	PGT Innovations Inc.	146,085	2,891
*	Construction Partners Inc. Class A	100,894	2,886
	Primoris Services Corp.	134,340	2,868
	SFL Corp. Ltd.	290,415	2,843
[1]	Flex LNG Ltd.	72,203	2,716
	Apogee Enterprises Inc.	56,201	2,712
*	Hillman Solutions Corp.	340,591	2,711
*	Modine Manufacturing Co.	125,980	2,667
	Golden Ocean Group Ltd.	310,725	2,623
*,1	Joby Aviation Inc.	635,091	2,617
*	Remitly Global Inc.	249,507	2,610
	AZZ Inc.	62,361	2,596
	Astec Industries Inc.	57,936	2,563
*	Donnelley Financial Solutions Inc.	65,464	2,499
*	Green Dot Corp. Class A	121,729	2,481
*	Sterling Infrastructure Inc.	74,341	2,435
*	BTRS Holdings Inc. Class A	253,768	2,403
	TTEC Holdings Inc.	47,853	2,295
*	Rocket Lab USA Inc.	545,876	2,287
	Columbus McKinnon Corp.	70,648	2,277
*	American Woodmark Corp.	41,931	2,273
*	Janus International Group Inc.	207,124	2,268
*	Titan Machinery Inc.	51,166	2,253
*	Vivint Smart Home Inc.	240,594	2,233
	Douglas Dynamics Inc.	57,064	2,221
*	Mirion Technologies Inc.	347,626	2,218
	Trinseo plc	88,782	2,188

		Shares	Market Value ($000)
*	CryoPort Inc.	110,637	2,185
*	JELD-WEN Holding Inc.	211,360	2,185
	CRA International Inc.	17,617	2,171
	Mesa Laboratories Inc.	12,797	2,165
	Shyft Group Inc.	87,688	2,151
*	LegalZoom.Com Inc.	243,069	2,151
	Myers Industries Inc.	91,590	2,138
*,1	Nikola Corp.	816,153	2,138
	Deluxe Corp.	109,756	2,123
*	Paya Holdings Inc.	220,904	2,057
*	SP Plus Corp.	58,832	2,053
	Quanex Building Products Corp.	83,763	1,991
*	First Advantage Corp.	148,787	1,979
	Heartland Express Inc.	117,884	1,973
*	Repay Holdings Corp. Class A	222,732	1,973
*	Napco Security Technologies Inc.	74,512	1,966
*	Teekay Tankers Ltd. Class A	57,635	1,945
*,1	PureCycle Technologies Inc.	269,081	1,867
*	Triumph Group Inc.	162,562	1,861
*	Titan International Inc.	129,489	1,856
*	Proto Labs Inc.	69,601	1,846
	Chase Corp.	19,159	1,820
[1]	Nordic American Tankers Ltd.	500,835	1,813
*	International Money Express Inc.	80,736	1,754
	Eagle Bulk Shipping Inc.	34,064	1,753
*	TrueBlue Inc.	81,158	1,751
	Barrett Business Services Inc.	17,699	1,740
*	Conduent Inc.	429,813	1,736
*	Thermon Group Holdings Inc.	84,012	1,706
	Pitney Bowes Inc.	443,023	1,692
*	Franklin Covey Co.	30,947	1,608
	Gorman-Rupp Co.	57,428	1,590
*	BlueLinx Holdings Inc.	22,721	1,577
	Resources Connection Inc.	81,074	1,565
	Dorian LPG Ltd.	78,042	1,519
	Ennis Inc.	64,386	1,496
	Cass Information Systems Inc.	34,200	1,487
*	I3 Verticals Inc. Class A	55,699	1,464
	Heidrick & Struggles International Inc.	49,231	1,462
	Kelly Services Inc. Class A	85,314	1,449
	Kaman Corp.	70,681	1,440
*	Transcat Inc.	17,969	1,438
*	Ducommun Inc.	27,992	1,408
	Insteel Industries Inc.	47,171	1,391
*	FARO Technologies Inc.	46,394	1,388
*,1	Desktop Metal Inc. Class A	672,769	1,379
	Genco Shipping & Trading Ltd.	92,386	1,370
*	Ardmore Shipping Corp.	88,400	1,333
*	Cimpress plc	44,525	1,318
	VSE Corp.	26,741	1,311
	Costamare Inc.	133,994	1,292
*	CIRCOR International Inc.	46,872	1,291
	Argan Inc.	33,831	1,284
	Pactiv Evergreen Inc.	109,978	1,280
*	Vishay Precision Group Inc.	31,417	1,275
	Cadre Holdings Inc.	48,237	1,251
*,1	Paysafe Ltd.	867,558	1,232
*	Hudson Technologies Inc.	108,971	1,230

		Shares	Market Value ($000)
*	V2X Inc.	30,394	1,228
*	Great Lakes Dredge & Dock Corp.	165,823	1,214
	Allied Motion Technologies Inc.	34,045	1,207
	REV Group Inc.	86,130	1,196
*	Target Hospitality Corp.	74,344	1,075
	Greif Inc. Class B	13,876	1,043
*	Custom Truck One Source Inc.	150,926	1,032
*,1	Hyliion Holdings Corp.	335,900	1,014
*	Diversey Holdings Ltd.	197,185	1,014
*	Forrester Research Inc.	28,663	1,008
	Luxfer Holdings plc	68,679	1,007
*	DXP Enterprises Inc.	38,407	992
	Covenant Logistics Group Inc. Class A	25,717	987
*	Aspen Aerogels Inc.	77,967	940
*	Microvast Holdings Inc.	427,101	935
*	Archer Aviation Inc. Class A	362,565	910
	National Presto Industries Inc.	13,090	905
*,1	Workhorse Group Inc.	385,931	888
*	Sterling Check Corp.	61,040	888
*	Manitowoc Co. Inc.	87,863	863
	Hyster-Yale Materials Handling Inc.	27,855	816
*	TuSimple Holdings Inc. Class A	354,284	797
*	Teekay Corp.	175,861	783
*	BrightView Holdings Inc.	112,722	777
	Miller Industries Inc.	27,995	772
*	Tutor Perini Corp.	107,990	772
*	ShotSpotter Inc.	22,699	761
*	IES Holdings Inc.	21,976	743
*	Evolv Technologies Holdings Inc.	210,854	736
	United States Lime & Minerals Inc.	5,209	724
*	Blade Air Mobility Inc.	143,111	704
*	Babcock & Wilcox Enterprises Inc.	153,549	700
	Universal Logistics Holdings Inc.	18,359	697
*	Hireright Holdings Corp.	53,773	681
	Park Aerospace Corp.	49,299	652
*	Aersale Corp.	40,426	641
*,1	Danimer Scientific Inc.	227,797	606
*	Daseke Inc.	103,769	605
	Powell Industries Inc.	22,955	604
*	DHI Group Inc.	107,287	603
*	Ranpak Holdings Corp. Class A	111,244	602
	Preformed Line Products Co.	6,327	597
	Eneti Inc.	59,862	548
*	Astronics Corp.	63,525	534
*	Cantaloupe Inc.	145,531	528
*	Willdan Group Inc.	29,865	524
	Safe Bulkers Inc.	183,546	523
*	Blue Bird Corp.	44,199	522
*	Advantage Solutions Inc.	210,576	522
	Kronos Worldwide Inc.	56,234	518
*	Radiant Logistics Inc.	94,771	506
*	PFSweb Inc.	43,221	483
*	Velodyne Lidar Inc.	485,240	478
	Information Services Group Inc.	88,701	475
*	Concrete Pumping Holdings Inc.	66,143	467
*	PAM Transportation Services Inc.	16,538	464
*	Distribution Solutions Group Inc.	12,306	436
*	CS Disco Inc.	55,645	435

		Shares	Market Value ($000)
*	Spire Global Inc.	316,281	399
*,1	View Inc.	281,453	394
*	Skillsoft Corp.	201,994	388
*	IBEX Holdings Ltd.	14,262	368
	Caesarstone Ltd.	56,927	357
*,1	Cerberus Cyber Sentinel Corp.	116,347	357
*	Hyzon Motors Inc.	218,696	354
*	Sarcos Technology and Robotics Corp.	273,679	319
*	Markforged Holding Corp.	275,712	314
*	Quad/Graphics Inc.	84,132	311
*	Atlanticus Holdings Corp.	10,555	304
*	Velo3D Inc.	142,006	288
*	Hydrofarm Holdings Group Inc.	111,308	279
*	Priority Technology Holdings Inc.	46,714	278
*	Atlas Technical Consultants Inc.	46,649	252
*	Latch Inc.	271,833	244
*	Moneylion Inc.	311,192	232
	Karat Packaging Inc.	13,890	192
*	Astra Space Inc.	380,981	188
*,1	Cepton Inc.	118,094	161
*	Momentus Inc.	141,511	153
*,1	Terran Orbital Corp.	58,511	138
*	Berkshire Grey Inc.	124,946	119
*	Redwire Corp.	47,191	100
*	CompoSecure Inc.	18,967	95
*	Xos Inc.	143,069	92
*	Lightning eMotors Inc.	100,104	68
*	Fathom Digital Manufacturing Corp.	24,623	60
*	AEye Inc.	64,444	57
			1,032,831
Other (0.0%)[3]
*,1,2	Contra Zogenix Inc. CVR	124,734	250
*,2	Aduro Biotech Inc. CVR	17,431	3
*,2	GTX Inc. CVR	846	1
*,2	Contra Flexion Therape CVR	111	—
			254
Real Estate (6.6%)
	STAG Industrial Inc.	456,754	15,032
	Agree Realty Corp.	199,587	13,961
	Kite Realty Group Trust	552,080	12,587
	Ryman Hospitality Properties Inc.	136,263	12,472
	Terreno Realty Corp.	188,147	11,033
	Independence Realty Trust Inc.	561,721	10,178
	PotlatchDeltic Corp.	201,411	9,625
	Phillips Edison & Co. Inc.	296,654	9,561
	Apple Hospitality REIT Inc.	544,704	9,293
	Innovative Industrial Properties Inc.	70,352	8,527
	Physicians Realty Trust	569,702	8,506
	Essential Properties Realty Trust Inc.	356,035	8,264
	Corporate Office Properties Trust	285,294	7,923
	Sabra Health Care REIT Inc.	584,628	7,548
	LXP Industrial Trust	699,518	7,527
	Equity Commonwealth	269,669	7,305
	Broadstone Net Lease Inc.	422,582	7,171
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	215,974	7,006
	Macerich Co.	546,016	6,934
	Outfront Media Inc.	370,389	6,774

		Shares	Market Value ($000)
	SITE Centers Corp.	493,548	6,707
	National Health Investors Inc.	108,885	6,126
	DigitalBridge Group Inc.	411,070	5,932
	Sunstone Hotel Investors Inc.	537,442	5,907
	Four Corners Property Trust Inc.	205,962	5,590
	Pebblebrook Hotel Trust	329,379	5,484
	Kennedy-Wilson Holdings Inc.	299,443	5,097
	DiamondRock Hospitality Co.	531,859	5,005
	Tanger Factory Outlet Centers Inc.	257,026	4,999
	RLJ Lodging Trust	405,494	4,915
	CareTrust REIT Inc.	244,167	4,835
	Retail Opportunity Investments Corp.	305,728	4,662
*	Cushman & Wakefield plc	402,890	4,601
	Uniti Group Inc.	601,834	4,586
	Urban Edge Properties	290,144	4,564
	Xenia Hotels & Resorts Inc.	290,124	4,474
	InvenTrust Properties Corp.	171,335	4,405
	Elme Communities	221,236	4,372
	LTC Properties Inc.	101,386	3,983
	American Assets Trust Inc.	124,849	3,657
	Easterly Government Properties Inc. Class A	230,430	3,650
	Acadia Realty Trust	235,585	3,623
	Alexander & Baldwin Inc.	183,169	3,618
	Global Net Lease Inc.	263,512	3,565
*	GEO Group Inc.	299,569	3,541
	Getty Realty Corp.	106,680	3,523
*	Veris Residential Inc.	218,060	3,502
	St. Joe Co.	87,167	3,350
	Service Properties Trust	415,427	3,261
	Piedmont Office Realty Trust Inc. Class A	311,097	3,239
	Apartment Investment and Management Co. Class A	378,771	3,174
	Paramount Group Inc.	485,349	3,164
	Newmark Group Inc. Class A	357,813	3,034
	NETSTREIT Corp.	154,085	3,009
	Brandywine Realty Trust	429,731	2,969
	NexPoint Residential Trust Inc.	57,188	2,750
	Empire State Realty Trust Inc. Class A	341,558	2,633
	Centerspace	38,890	2,508
*	Radius Global Infrastructure Inc. Class A (XNMS)	194,953	2,468
	Marcus & Millichap Inc.	64,735	2,411
	RPT Realty	214,895	2,407
	eXp World Holdings Inc.	176,478	2,307
	Necessity Retail REIT Inc.	339,980	2,271
	Summit Hotel Properties Inc.	264,166	2,259
	UMH Properties Inc.	125,845	2,216
*	Anywhere Real Estate Inc.	284,175	2,146
	Community Healthcare Trust Inc.	60,070	2,118
*	Compass Inc. Class A	692,482	2,071
	Armada Hoffler Properties Inc.	170,156	2,067
	Plymouth Industrial REIT Inc.	95,912	1,985
	Gladstone Commercial Corp.	98,813	1,876
	Office Properties Income Trust	120,770	1,847
	Universal Health Realty Income Trust	32,304	1,696
	Gladstone Land Corp.	81,424	1,672
	Farmland Partners Inc.	122,340	1,625
*	Chatham Lodging Trust	121,363	1,623
	Safehold Inc.	54,784	1,617
	Ares Commercial Real Estate Corp.	129,725	1,616

		Shares	Market Value ($000)
	Global Medical REIT Inc.	155,356	1,569
*	Redfin Corp.	267,664	1,435
	Urstadt Biddle Properties Inc. Class A	74,984	1,434
	Alexander's Inc.	5,496	1,342
	Orion Office REIT Inc.	143,743	1,335
	Saul Centers Inc.	29,921	1,290
	Whitestone REIT	117,585	1,144
	RMR Group Inc. Class A	38,671	1,118
*	Tejon Ranch Co.	52,752	1,034
*	FRP Holdings Inc.	16,911	1,030
	City Office REIT Inc.	103,044	1,019
	One Liberty Properties Inc.	41,332	985
	RE/MAX Holdings Inc. Class A	46,624	970
	CTO Realty Growth Inc.	45,091	946
	Indus Realty Trust Inc.	13,527	866
	Douglas Elliman Inc.	190,865	786
	Hersha Hospitality Trust Class A	80,077	771
	Franklin Street Properties Corp.	250,023	730
	Postal Realty Trust Inc. Class A	44,875	695
*	Forestar Group Inc.	45,878	680
	Industrial Logistics Properties Trust	163,269	665
	Braemar Hotels & Resorts Inc.	173,277	639
	BRT Apartments Corp.	30,197	623
	Diversified Healthcare Trust	598,058	592
*	Ashford Hospitality Trust Inc.	88,555	577
	Stratus Properties Inc.	14,943	363
	Clipper Realty Inc.	29,308	222
	Bluerock Homes Trust Inc.	9,065	222
*	Transcontinental Realty Investors Inc.	3,107	132
*,1	Offerpad Solutions Inc.	172,760	123
*	American Realty Investors Inc.	3,651	77
			410,953
Technology (10.4%)
*	Novanta Inc.	89,931	14,187
*	SPS Commerce Inc.	91,835	13,064
*	Silicon Laboratories Inc.	86,021	12,511
*	Fabrinet	93,432	12,465
*	Qualys Inc.	97,644	12,041
	Power Integrations Inc.	143,612	11,558
*	Ziff Davis Inc.	115,741	10,678
*	Rambus Inc.	277,534	10,652
*	Synaptics Inc.	100,367	10,636
*	Tenable Holdings Inc.	278,450	10,631
*	Diodes Inc.	112,696	10,394
*	Super Micro Computer Inc.	115,018	10,378
*	Onto Innovation Inc.	125,577	10,040
*	Workiva Inc. Class A	120,802	9,732
*	Box Inc. Class A	353,950	9,716
*	Sanmina Corp.	144,352	9,540
*	Blackline Inc.	139,923	9,471
	Advanced Energy Industries Inc.	95,167	8,816
*	MACOM Technology Solutions Holdings Inc. Class H	127,979	8,791
*	Insight Enterprises Inc.	79,449	8,256
*	Envestnet Inc.	139,138	8,212
	Vishay Intertechnology Inc.	334,683	7,711
*	Plexus Corp.	69,485	7,659
*	CommVault Systems Inc.	112,691	7,438
	Amkor Technology Inc.	256,906	7,198

		Shares	Market Value ($000)
*	Blackbaud Inc.	117,657	6,974
	Kulicke & Soffa Industries Inc.	144,574	6,932
*	Sprout Social Inc. Class A	116,420	6,904
*	Ambarella Inc.	92,354	6,853
*	Impinj Inc.	53,243	6,791
*	MaxLinear Inc.	184,264	6,744
*	Axcelis Technologies Inc.	82,785	6,611
*	Altair Engineering Inc. Class A	131,715	6,463
*	NetScout Systems Inc.	172,800	6,442
*	Verint Systems Inc.	161,131	6,337
*	Perficient Inc.	86,595	6,153
*	Alarm.com Holdings Inc.	121,818	6,079
	Progress Software Corp.	110,771	5,906
*	Varonis Systems Inc. Class B	276,197	5,866
*	Appfolio Inc. Class A	48,208	5,500
*	Yelp Inc. Class A	174,392	5,397
*	Bumble Inc. Class A	218,127	5,314
*	DigitalOcean Holdings Inc.	176,787	5,274
*	Allscripts Healthcare Solutions Inc.	276,940	5,245
*	Rogers Corp.	47,480	5,177
	CSG Systems International Inc.	80,098	4,953
*	Semtech Corp.	160,062	4,920
	Clear Secure Inc. Class A	157,778	4,904
*	PagerDuty Inc.	215,168	4,785
*,1	MicroStrategy Inc. Class A	23,864	4,727
	Xerox Holdings Corp.	289,090	4,715
*	KnowBe4 Inc. Class A	184,685	4,560
*	FormFactor Inc.	195,067	4,500
*	Cohu Inc.	121,484	4,352
*	Digital Turbine Inc.	237,390	4,335
*	Sitime Corp.	41,062	4,330
*	Rapid7 Inc.	146,846	4,317
*	Parsons Corp.	85,337	4,224
	Methode Electronics Inc.	91,675	4,188
*	TTM Technologies Inc.	256,103	4,116
*	Ultra Clean Holdings Inc.	114,254	4,071
*	Appian Corp. Class A	101,251	3,851
*	Q2 Holdings Inc.	141,218	3,841
*	Upwork Inc.	303,210	3,714
*	Magnite Inc.	331,413	3,682
*	LiveRamp Holdings Inc.	167,038	3,668
*	Model N Inc.	93,033	3,617
*,1	Xometry Inc. Class A	85,393	3,606
	CTS Corp.	80,126	3,405
*	Credo Technology Group Holding Ltd.	243,772	3,396
*	Asana Inc. Class A	186,187	3,381
*	Cargurus Inc.	258,049	3,375
*	Agilysys Inc.	50,297	3,340
*	ePlus Inc.	66,953	3,325
	Shutterstock Inc.	61,437	3,307
*	Everbridge Inc.	100,150	3,269
*	3D Systems Corp.	320,480	3,250
*	TechTarget Inc.	69,267	3,163
	A10 Networks Inc.	166,781	3,120
*	E2open Parent Holdings Inc.	503,852	2,968
	Adeia Inc.	264,687	2,925
*	Photronics Inc.	151,720	2,852
*	Fastly Inc. Class A	282,337	2,727

		Shares	Market Value ($000)
*	Momentive Global Inc.	330,277	2,619
*	Veeco Instruments Inc.	128,501	2,555
	Benchmark Electronics Inc.	88,482	2,554
*	Avid Technology Inc.	90,702	2,547
*	PROS Holdings Inc.	103,659	2,469
*	Schrodinger Inc.	136,576	2,458
*	Zuora Inc. Class A	309,664	2,378
*	PDF Solutions Inc.	75,412	2,366
*	Zeta Global Holdings Corp. Class A	277,444	2,325
*	Consensus Cloud Solutions Inc.	40,495	2,300
*	C3.ai Inc. Class A	174,332	2,268
*	Sumo Logic Inc.	289,749	2,202
*	Duck Creek Technologies Inc.	195,584	2,189
*	Planet Labs PBC	394,125	2,132
*,1	indie Semiconductor Inc.	258,900	2,126
*	Ichor Holdings Ltd.	71,284	2,123
*	SMART Global Holdings Inc.	124,660	2,108
*	LivePerson Inc.	178,719	2,098
*	Cerence Inc.	99,117	2,033
*	Amplitude Inc. Class A	141,578	2,027
*	Alpha & Omega Semiconductor Ltd.	55,890	1,961
*	N-Able Inc.	173,155	1,945
*	ScanSource Inc.	63,696	1,902
*	Matterport Inc.	560,710	1,766
*	PubMatic Inc. Class A	108,487	1,700
*,1	ForgeRock Inc. Class A	76,390	1,661
*	PAR Technology Corp.	67,352	1,641
*	Olo Inc. Class A	228,558	1,625
*	Squarespace Inc. Class A	79,210	1,623
	Simulations Plus Inc.	39,698	1,611
*	PC Connection Inc.	28,587	1,588
*	CEVA Inc.	57,983	1,575
	Hackett Group Inc.	68,197	1,575
*	Grid Dynamics Holdings Inc.	123,308	1,571
*,1	IonQ Inc.	301,943	1,558
*	Vimeo Inc.	361,404	1,547
*	AvePoint Inc.	327,074	1,544
*	Yext Inc.	287,755	1,534
	Sapiens International Corp. NV	77,842	1,515
*	EngageSmart Inc.	88,703	1,505
*	Eventbrite Inc. Class A	196,553	1,433
*	Kimball Electronics Inc.	60,967	1,408
*	BigCommerce Holdings Inc. Series 1	162,442	1,403
	American Software Inc. Class A	90,777	1,344
*	Bandwidth Inc. Class A	58,714	1,342
*,1	MicroVision Inc.	418,001	1,267
	Ebix Inc.	66,589	1,265
*	OneSpan Inc.	100,602	1,265
*	nLight Inc.	112,596	1,223
*	Alkami Technology Inc.	90,926	1,143
	Xperi Inc.	104,278	1,117
*	ACM Research Inc. Class A	121,891	1,104
*	Domo Inc. Class B	76,747	1,097
*	Mitek Systems Inc.	106,339	1,088
*	SolarWinds Corp.	122,185	1,068
*	Couchbase Inc.	66,463	904
*	UserTesting Inc.	120,196	892
*	MeridianLink Inc.	58,004	851

		Shares	Market Value ($000)
*	Intapp Inc.	36,130	835
*	NerdWallet Inc. Class A	65,394	830
*	ON24 Inc.	107,548	823
*	Skillz Inc. Class A	798,939	782
*	Digimarc Corp.	34,882	777
*	Tucows Inc. Class A	25,057	769
*	SmartRent Inc.	308,873	751
*	Mediaalpha Inc. Class A	61,211	727
*	Unisys Corp.	167,114	719
*,1	Rackspace Technology Inc.	145,464	710
*	Benefitfocus Inc.	64,936	673
*,1	Cvent Holding Corp.	115,165	645
*,1	Enfusion Inc. Class A	66,158	632
*	Blend Labs Inc. Class A	468,246	618
*	TrueCar Inc.	230,493	574
*	Brightcove Inc.	103,060	570
*	Innovid Corp.	191,513	567
*	Red Violet Inc.	24,636	562
*	Upland Software Inc.	74,011	558
*	Telos Corp.	135,425	555
*,1	NextNav Inc.	167,597	551
*	EverQuote Inc. Class A	50,191	542
*	AXT Inc.	101,448	539
*,1	Veritone Inc.	78,412	528
*	Rimini Street Inc.	122,307	514
*	Vivid Seats Inc. Class A	64,226	501
*	Edgio Inc.	347,054	500
*	eGain Corp.	54,186	477
*	Identiv Inc.	56,309	470
*,1	Groupon Inc. Class A	55,151	459
*,1	Atomera Inc.	53,080	453
*	Ouster Inc.	356,633	421
*	Aeva Technologies Inc.	250,008	420
*	Porch Group Inc.	205,129	418
*	EverCommerce Inc.	60,708	405
*	Diebold Nixdorf Inc.	182,959	393
*	Arena Group Holdings Inc.	28,635	393
*,1	Vinco Ventures Inc.	569,185	382
*	1stdibs.com Inc.	59,346	357
*	Transphorm Inc.	56,970	328
*	Weave Communications Inc.	78,228	308
*	SkyWater Technology Inc.	27,538	272
*,1	Cleanspark Inc.	113,995	256
*	WM Technology Inc.	185,090	217
*	Arteris Inc.	43,265	214
*	KORE Group Holdings Inc.	89,665	213
*,1	Avaya Holdings Corp.	218,563	211
*	Beachbody Co. Inc.	266,512	187
*	SecureWorks Corp. Class A	25,257	181
*,1	Cyxtera Technologies Inc.	92,217	181
*,1	Adtheorent Holdings Co. Inc.	90,942	176
*	Nutex Health Inc.	98,996	153
*	Viant Technology Inc. Class A	37,611	144
*	LiveVox Holdings Inc.	58,531	132
*	Loyalty Ventures Inc.	48,975	118
*	Cipher Mining Inc.	95,442	75
*	IronNet Inc.	164,946	72
*	Core Scientific Inc.	513,986	69

		Shares	Market Value ($000)
*	Leafly Holdings Inc.	76,652	54
*,1	Rockley Photonics Holdings Ltd.	255,725	54
*	Wejo Group Ltd.	55,992	53
*	Terawulf Inc.	52,336	43
*,1	Applied Digital Corp.	19,528	38
*	Greenidge Generation Holdings Inc.	31,199	20
*,1	Cryptyde Inc.	44,887	13
			646,736
Telecommunications (1.8%)
*	Iridium Communications Inc.	322,533	17,127
*	Calix Inc.	143,801	10,253
*	Extreme Networks Inc.	320,060	6,712
*	Viavi Solutions Inc.	576,356	6,530
	Cogent Communications Holdings Inc.	108,978	6,326
*	CommScope Holding Co. Inc.	520,064	4,618
*	Clearfield Inc.	29,224	3,846
	InterDigital Inc.	75,043	3,765
*	Digi International Inc.	86,677	3,681
	Adtran Holdings Inc.	178,503	3,618
*	Harmonic Inc.	232,596	3,568
*	Globalstar Inc.	1,729,710	3,286
*	Infinera Corp.	478,981	3,233
*	Liberty Latin America Ltd. Class C	377,051	2,937
	Telephone and Data Systems Inc.	254,891	2,687
	Shenandoah Telecommunications Co.	122,879	2,392
*,1	Lightwave Logic Inc.	283,564	2,249
*	Gogo Inc.	126,627	1,987
*	Anterix Inc.	46,924	1,595
*	EchoStar Corp. Class A	84,863	1,477
*	NETGEAR Inc.	71,523	1,411
*	WideOpenWest Inc.	134,949	1,401
	ATN International Inc.	27,729	1,342
*	8x8 Inc.	302,170	1,293
*,1	fuboTV Inc.	448,892	1,252
*	IDT Corp. Class B	37,490	1,048
*	Ooma Inc.	58,212	917
*	Aviat Networks Inc.	28,198	887
*	Consolidated Communications Holdings Inc.	190,011	878
*	United States Cellular Corp.	37,913	806
	Comtech Telecommunications Corp.	66,215	773
*	Liberty Latin America Ltd. Class A	97,396	754
*	Charge Enterprises Inc.	331,062	702
*	Cambium Networks Corp.	28,957	617
*	DZS Inc.	44,948	531
*	Akoustis Technologies Inc.	130,655	497
*	Ribbon Communications Inc.	181,384	459
*	Inseego Corp.	216,967	276
*	Casa Systems Inc.	90,238	247
*,1	Kaleyra Inc.	71,802	84
*	Starry Group Holdings Inc.	58,027	11
			108,073
Utilities (3.9%)
*	Evoqua Water Technologies Corp.	297,940	12,957
	New Jersey Resources Corp.	243,622	12,120
	ONE Gas Inc.	136,194	11,842
	Black Hills Corp.	164,616	11,791
	Brookfield Infrastructure Corp. Class A (XTSE)	247,954	11,624

		Shares	Market Value ($000)
	Southwest Gas Holdings Inc.	169,638	11,613
	Ormat Technologies Inc. (XNYS)	124,643	11,272
	Portland General Electric Co.	226,485	11,150
*	Casella Waste Systems Inc. Class A	126,437	10,885
	South Jersey Industries Inc.	310,478	10,774
	PNM Resources Inc.	216,154	10,592
	ALLETE Inc.	145,182	9,611
	Spire Inc.	129,107	9,567
	American States Water Co.	93,419	9,154
	California Water Service Group	137,465	8,926
	NorthWestern Corp.	142,866	8,345
	Avista Corp.	183,602	7,579
	Clearway Energy Inc. Class C	207,652	7,359
	MGE Energy Inc.	92,267	6,644
*	Sunnova Energy International Inc.	251,709	5,747
	Chesapeake Utilities Corp.	44,154	5,287
	SJW Group	68,342	5,104
	Northwest Natural Holding Co.	87,713	4,395
	Middlesex Water Co.	44,054	4,117
*	Archaea Energy Inc. Class A	150,591	3,906
	Clearway Energy Inc. Class A	88,349	2,908
	Unitil Corp.	40,363	2,213
*,1	Li-Cycle Holdings Corp.	347,322	2,212
	York Water Co.	36,115	1,650
*	Harsco Corp.	199,913	1,495
	Excelerate Energy Inc. Class A	47,233	1,340
*	Heritage-Crystal Clean Inc.	39,753	1,256
	Artesian Resources Corp. Class A	20,978	1,145
*,1	Vertex Energy Inc.	136,347	1,130
	Aris Water Solution Inc. Class A	55,583	879
*,1	NuScale Power Corp.	79,584	868
*	Altus Power Inc.	105,864	757
*	Pure Cycle Corp.	48,987	520
	Global Water Resources Inc.	34,109	436
	Via Renewables Inc. Class A	31,299	202
			241,372
Total Common Stocks (Cost $7,281,086)			6,181,239
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[4,5]	Vanguard Market Liquidity Fund, 3.877% (Cost $119,967)	1,200,152	120,003
Total Investments (101.6%) (Cost $7,401,053)			6,301,242
Other Assets and Liabilities—Net (-1.6%)			(98,152)
Net Assets (100%)			6,203,090
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $105,424,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $114,141,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	220	20,763	290
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,180,956	—	283	6,181,239
Temporary Cash Investments	120,003	—	—	120,003
Total	6,300,959	—	283	6,301,242
Derivative Financial Instruments
Assets
Futures Contracts[1]	290	—	—	290
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.